As filed with the Securities and Exchange Commission February 19 , 2010

File Nos. 2-67052 and 811-3023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 27 0

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 27 1
_____________________________________________________________________________________________
FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Copies to:
Lina Bhatnagar
Atlantic Fund Administration LLC
Three Canal Plaza
Portland, ME 04101

It is proposed that this filing will become effective:

[  ] immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[  ]      on ______pursuant to Rule 485, paragraph (b)(1)
[  ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ X ]      on  April 30, 2010 , pursuant to Rule 485, paragraph (a)(1)
[  ]      75 days after filing pursuant to Rule 485, paragraph (a)(2)
[  ]      on ______ pursuant to Rule 485, paragraph (a)(2)
[  ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered:   The BeeHive Fund

Prospectus May 1, 2010	BEEHX

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this
Prospectus is truthful or complete.   Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section	1
Investment Objective	1
Fee Table	1
Principal Investment Strategies	2
Principal Investment Risks	2
Performance Information	3
Management	3
Portfolio Managers	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Transactions Through Broker-Dealers and Other Financial Intermediaries	4
Details Regarding the Fund’s Investment Strategies and Risks	4
Additional Information Regarding Principal Investment Strategies	4
Additional Information Regarding Principal Risk Factors	5
Who May Want to Invest in the Fund	7
Management	7
The Advisor	7
Portfolio Managers	8
Other Service Providers	8
Fund Expenses	8
Your Account	8
How to Contact the Fund	8
General Information	9
Buying Shares	11
Account Requirements	11
Investment Procedures	13
Selling Shares	14
Retirement Accounts	15
Other Information	15
Distributions and Dividend Reinvestments	15
Taxes	15
Organization	16
Financial Highlights	17

Summary Section

Investment Objective

The objective of The BeeHive Fund (the “Fund”) is to seek capital appreciation.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage value of your investment)
Management Fees	0.75%
Distribution (Rule 12b-1 Plan) and/or Service Fees	0.00%
Other Expenses (1)	0.88%
Total Annual Fund Operating Expenses	1.63%
Fee Reduction and Expense Reimbursement(2)	(0.64)%
Net Operating Expenses	0.99%

(1)  Other expenses include Acquired Fund Fees and Expenses (“AFFE”).  AFFE reflect the pro rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest.  AFFE did not exceed 0.01%.

(2)  Based on a fee reduction and expense reimbursement agreement in place through April 30, 2011, Spears Abacus Advisors LLC (the “Advisor”) has agreed to reduce Fund expenses so that Total Annual Operating Expenses are no more than 1.00% of the Fund’s average daily net assets (excluding taxes, interest, portfolio transaction expenses, AFFE and extraordinary expenses).  The fee reduction and expense reimbursement agreement may be changed at any time with the consent of the Board of Trustees of Forum Funds (the “Board”).  Total Annual Fund Operating Expenses may increase if exclusions from the fee reduction and expense reimbursement agreement with the Advisor would apply.  Any fee reduction or reimbursement may be recouped for up to three years.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$452	$826	$1,879

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

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Principal Investment Strategies

Under normal market conditions, the Fund primarily invests in equity securities of domestic companies with large and mid-sized market capitalizations.  The Advisor defines (1) companies with large market capitalizations as those companies with market capitalizations of $5 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $1 billion but not more than $5 billion.  Equity securities include common stock, convertible securities, preferred stock, warrants and sponsored and unsponsored American Depositary Receipts (“ADRs”).  The Fund may also invest, to a lesser extent, in foreign securities and equity securities of domestic companies with small market capitalizations (defined by the Advisor as those companies with market capitalizations of less than $1 billion).  The Fund may also invest, to a lesser extent, in domestic fixed-income securities.  In addition, the Fund’s investments may be focused in one or more industries or sectors.

The Advisor seeks to generate superior long-term returns through a focused portfolio of companies that the Advisor believes to have dynamic, defensible businesses that offer favorable, asymmetric return profiles.  The management philosophy of the Advisor emphasizes specific security selection rather than asset allocation.  As a result, the Fund’s investments may be focused in one or more industries.  The Advisor looks for investments in which catalysts exist that will result in the value perceived by the Advisor to be recognized by the capital markets within a three-year period.

The Advisor’s investment process consists of conducting proprietary fundamental research, analyzing company filings, communicating with company management and industry analysts and testing the particular investment under a reasonable worst-case scenario.  Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains.  If it is determined that the initial reason for investment is no longer valid, the Advisor may sell the holding.  A Fund holding may also be sold if the valuation exceeds a target or if other investments with higher expected returns become available.

The Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies in order to respond to adverse market, economic, political or other conditions.

Principal Investment Risks

Recent Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund.  Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

General Market Risk. The net asset value (“NAV”) of the Fund and its investment return will fluctuate based upon changes in the value of its portfolio securities.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk. The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.

Foreign Investments Risk. Foreign securities are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed-income securities in which the Fund may invest.

Credit Risk.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities.  Generally, investment risk and price volatility increase as a security’s credit rating declines.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.

Sector/Industry Risk. The value of stocks within the same group of industries may decline in price due to sector-specific market or economic developments.

Small-Capitalization and Mid-Capitalization Company Risk. Securities of companies smaller than larger companies may be more volatile, and the price of smaller companies may decline more in response to selling pressure.

Liquidity Risk. Certain fixed-income securities held by the Fund may be difficult or impossible to sell at the time and at the
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price that the Advisor would like.  As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Foreign Investments  Risk” above.  In addition, ADRs may not track the price of the underlying securities perfectly.

Performance Information

The following chart and table illustrate the variability of the Fund’s returns as of December 31, 2009.  The chart below indicates some of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.  The table below illustrates how the Fund’s average annual returns compare to the Standard & Poor’s 500 Index (the “Index” or the “S&P 500 Index”), a broad measure of market performance.  Updated performance information is available at www.TheBeeHive Fund.com or by calling (866) 684-4915 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

During the period shown in the chart, the highest quarterly return was 21.11% for the quarter ended June 30, 2009, and the lowest quarterly return was -7.66% for the quarter ended March 31, 2009.

Average Annual Total Returns

	1 Year	Since Inception ( 9/1/2008)
Return Before Taxes	31.59%	-1.44%

Return After Taxes on Distributions	31.40%	-1.57%

Return After Taxes on Distributions and Sale of Fund Shares	20.53%	-1.29%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	-7.67%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Management

The Fund’s investment advisor is Spears Abacus Advisors LLC.
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Portfolio Managers

William G. Spears and Robert M. Raich are primarily responsible for the day-to-day management of the Fund.  Messrs. Spears and Raich have served as portfolio managers with respect to the Fund since its inception in 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day through your financial intermediary, by mail to The BeeHive Fund, P.O. Box 588, Portland, Maine 04112, or by telephone at (866) 684-4915 (toll free).  The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$250,000	$10,000
Traditional and Roth IRAs	$250,000	$1,000

Tax Information

Shareholders may receive distributions from the Fund of dividends, income and capital gains, which may be taxed as ordinary income or capital gains.

Transactions Through Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may compensate the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Details Regarding the Fund’s Investment Strategies and Risks

Concepts to Understand
Common Stock means an ownership interest in a company and usually possesses voting rights and earns dividends.
Market Capitalization means the total value of all of a company’s common stock in the stock market based on the stock’s market price.
Equity Securities include common stock, preferred stock, convertible securities, warrants and ADRs.
ADRs are receipts for the shares of a foreign-based company traded on a U.S. stock exchange.

The Fund seeks capital appreciation.  The investment objective of the Fund is nonfundamental and may be changed by Board without shareholder approval.

Additional Information Regarding Principal Investment Strategies

Under normal market conditions, the Fund primarily invests in equity securities of domestic companies with large and mid-sized market capitalizations.  The Advisor defines (1) companies with large market capitalizations as those companies with market
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capitalizations of $5 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $1 billion but not more than $5 billion.  The Fund may also invest, to a lesser extent, in foreign securities and equity securities of domestic companies with small market capitalizations (defined by the Advisor as those companies with market capitalizations of less than $1 billion).

The Fund may invest a portion of its assets in domestic fixed-income securities, including corporate debt securities, variable rate instruments, municipal bond securities, commercial paper and U.S. government securities.  The Fund will primarily invest in fixed-income securities that are deemed investment grade at the time of purchase, meaning that they are rated by a nationally recognized statistical rating organization (for example, Moody’s Investors Service or Standard & Poor’s) as Baa or BBB (or the equivalent) or better or that the Advisor has determined to be of comparable quality.

The Advisor’s Process. The Advisor seeks to generate superior long-term returns through a focused portfolio of companies that the Advisor believes to have dynamic, defensible businesses that offer favorable, asymmetric return profiles.  The management philosophy of the Advisor emphasizes specific security selection rather than asset allocation.  As a result, the Fund’s investments may be focused in one or more industries.

The Advisor considers both microeconomic and macroeconomic factors to identify and purchase securities.  The Advisor looks for investments in which catalysts exist that will result in the value perceived by the Advisor to be recognized by the capital markets within a three-year period.  In the investment process, the Advisor generates and monitors a deep pool of investment ideas through screens, watch lists, and investor and analyst networks.  Ideas that are identified as promising are subjected to more rigorous examination.

The Advisor conducts proprietary fundamental research to develop an understanding of a business and its position within its industry.  In this process, the Advisor analyzes company filings and communicates with company management, customers and industry analysts.  The Advisor creates financial models that consider multiple scenarios, including a reasonable worst case.  Potential return is assessed based on discounted cash flows and appropriate valuation metrics, and an entry price is determined based on perceived upside potential and downside risk.

Fund holdings are continuously monitored for signs that the initial investment thesis is flawed or has changed.  Failure of a portfolio company’s management to execute on expected initiatives, changes in industry fundamentals or a decline in growth potential are all catalysts for investment review.  If it is determined that the initial reason for investment is no longer valid, the Advisor may sell the holding.  The Advisor also closely monitors the valuation and expected return of Fund holdings.  A Fund holding may also be sold if the valuation exceeds a target or if other investments with higher expected returns become available.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategy and may invest without limit in cash and prime-quality cash equivalents, such as prime commercial paper and other money market instruments.  A temporary defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Additional Information Regarding Principal Risk Factors

Recent Market Events Risk. Global securities markets have experienced significant volatility since 2008.  The fixed-income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the prices of securities of individual companies have been negatively impacted, even though there may have been little or no apparent degradation in the financial conditions or prospects of those companies.  Continuing market problems may have adverse effects on the performance of the Fund.

General Market Risk. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  In general, stock values are affected by activities specific to the company issuing securities, as well as general market, economic and political conditions.  The NAV of the Fund, and your investment return, will fluctuate based upon changes in the value of the Fund’s portfolio securities.  The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  The Fund is not by itself a complete or balanced investment program, and there is no assurance that the Fund will achieve its investment objective.  You could lose money on your investment in the Fund, and the Fund could underperform other investments.  The principal risks of an investment in the Fund include:
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  The market may not recognize what the Advisor believes to be the true value or growth potential of the securities held by the Fund;
  Value securities may fall out of favor with the market, or react differently to market, political and economic developments than other types of securities and the market as a whole;
  The market may experience declines in general, or a decline in investor demand for the securities held by the Fund may adversely affect the value of the securities held;
  The earnings of the companies in which the Fund invests may not continue to grow at expected rates, thus causing the price of the underlying securities to decline; and
  The Advisor’s strategy may fail to produce the intended results.
Equity Risk. The value of the Fund’s portfolio holdings may decline in price because of changes in prices of its holdings or a broad capital market decline.  These fluctuations could be a sustained trend or a drastic movement.  The capital markets generally move in cycles, with periods of rising prices followed by periods of declining prices.  The value of your investment may reflect these fluctuations.

Foreign Investments Risk. The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the Advisor’s judgment, warrant such investment.  Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.  All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets.

Interest Rate Risk. The Fund may be subject to the risk that the market value of fixed-income securities that it holds will decline due to rising interest rates.  When interest rates rise, the prices of most fixed-income securities decline.  The price of fixed-income securities is also affected by their maturity.  Fixed-income securities with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk. The Fund is subject to the risk that the issuer of a fixed-income security, including a U.S. Government agency security that is not backed by the full faith and credit of the U.S. Government, will fail to make timely payments of interest or principal.   A decline in an issuer’s credit rating may cause the market price of fixed-income securities to decline.

Company Risk. The NAV of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio, including, but not limited to, management turnover, changes in business operating model or structural changes to the individual company’s operating environment.  The value of an individual company may be more volatile than the market as a whole.

Sector/Industry Risk. The Advisor intends to weight the Fund’s portfolio investments disproportionately in one or more particular sectors or industries.  As a result, the Fund may experience volatility to greater market risk and potential losses than if its assets were more broadly diversified, as any negative development, such as an adverse economic, political or regulatory event in an industry or sector in which Fund assets are over-weighted, will have a greater impact on the Fund than on funds whose investments are invested in a broader range of sectors or industries.

Small-Capitalization and Mid-Capitalization Company Risk.  To the extent that the Fund invests in companies with market capitalizations smaller than large-capitalization companies (e.g., less than $5 billion), an investment in the Fund may be accompanied by the following additional risks:

  Analysts and other investors typically follow these companies less actively, and, therefore, information about these companies is not always readily available;
  Securities of these companies are often traded in the over-the-counter markets or on a regional securities exchange, potentially making them thinly traded, less liquid and more subject to price volatility than the securities of large-capitalization companies;
  Changes in the value of smaller company securities may not mirror the fluctuations of the capital markets in general; and
  More limited product lines, markets and financial resources may make companies with smaller market capitalizations more susceptible to economic or market setbacks.
For these and other reasons, the prices of small- and mid-capitalization companies’ securities may fluctuate more significantly than
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the securities of larger capitalization companies.   The smaller the company, the greater effect these risks may have on that company’s operations and performance.   As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities markets, depending on the extent of the Fund’s investments in securities of companies having other than large market capitalizations.

Liquidity Risk. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices.  As a result, the Fund may experience difficulty in satisfying redemption requests within the time periods stated in the “Selling Shares” section of this Prospectus.

ADR Risk. ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries.  These risks include fluctuations in foreign currencies.  The securities underlying ADRs are typically denominated (or quoted) in a currency other than U.S. dollars.  In addition, the securities underlying ADRs trade on foreign exchanges at times when the U.S.  markets are not open for trading.  As a result, the value of ADRs representing those underlying securities may change materially at times when the U.S.  markets are not open for trading.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment
•	Are pursuing a longer term investment goal
•	Are willing to accept high short-term risk.

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries
•	Need regular income or stability of principal
•	Are pursuing a shorter term goal or investing emergency reserves.

Management

The Fund is a series of Forum Funds (the “Trust”), a registered open-end, management investment company (mutual fund).  The business of the Trust and the Fund is managed under the oversight of the Board.  The Board oversees the Fund and meets periodically to review the Fund’s performance, to monitor investment activities and practices and to discuss other matters affecting the Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s Statement of Additional Information (“SAI”).

The Advisor

The Fund’s investment advisor is Spears Abacus Advisors LLC, 147 East 48th Street, New York, New York 10017.  The Advisor is an independent SEC-registered investment advisory firm that currently manages assets for institutions and individuals, including high net worth individuals, and charitable organizations nationwide.  The Advisor has provided investment advisory services to clients since 2007.  The firm formally combines William G. Spears with Abacus & Associates Inc., a sixth-generation family office chaired by Frank A. Weil.  As of December 31, 2009, the Advisor had approximately $813 million in assets under management.

Subject to the general control of the Board, the Advisor makes investment decisions for the Fund.  The Advisor receives an advisory fee from the Fund at an annual rate equal to 0.75% of the Fund’s average daily net assets.

A discussion summarizing the basis of the Board’s approval of the investment advisory agreement between the Fund and the Advisor is included in the Fund’s annual report for the year ended December 31, 2009.

Portfolio Managers

William G. Spears and Robert M. Raich, each a principal of the Advisor and a member of the investment team, co-manage the Fund’s portfolio.  Messrs. Spears and Raich are jointly responsible for securities selection in the Fund and perform all aspects of the Fund’s management.
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William G. Spears, CFA, is a founding member of the Advisor.  Since establishing the Advisor in 2007, Mr. Spears has served as Chief Executive Officer and Chief Investment Officer.  Prior to forming the Advisor, Mr.  Spears was a founding member of Spears, Grisanti & Brown, LLC, an advisory firm currently known as Grisanti Brown & Partners LLC, where he served as a portfolio manager for the SteepleView Fund and various client portfolios from 1999 until 2007.

Robert M. Raich, CPA, is a founding member of the Advisor.  Since establishing the Advisor in 2007, Mr. Raich has served as President.  Since 2000, Mr. Raich has served as President of Abacus & Associates Inc.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and their ownership of Fund securities.

Other Service Providers

Atlantic Fund Administration, LLC provides certain administration, portfolio accounting and transfer agency services to the Fund and the Trust and supplies certain officers to the Trust, including a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer, as well as additional compliance support personnel.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”), acts as the distributor in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  The Distributor is not affiliated with the Advisor or with Atlantic or their affiliates.

Fund Expenses

The Fund pays expenses out of its own assets.  Expenses include the Fund’s own expenses as well as Trust expenses that are allocated to the Fund and all other series of the Trust.  Certain service providers may waive all or any portion of their fees and may reimburse certain expenses of the Fund.  Any fee reduction or expense reimbursement increases the Fund’s investment performance for the period during which the reduction or reimbursement is in effect and may be recouped for up to three years.

Your Account

How to Contact the Fund

Write to us at:
The BeeHive Fund
P.O. Box 588
Portland, Maine 04112

Overnight address:
The BeeHive Fund
c/o Atlantic Fund Administration, LLC
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Telephone us at:
(866) 684-4915 (toll free)

Wire investments (or ACH payments) to:
Please contact the transfer agent at (866) 684-4915 (toll free) to obtain the ABA routing number and the account number for the Fund.

General Information

You may purchase or sell (redeem) the Fund’s shares at the NAV next calculated after the transfer agent or an authorized agent of the Fund receives your request in proper form (as described in this Prospectus on pages 11 through 15).  For instance, if the transfer agent receives your purchase request in proper form after the time that the Fund’s NAV is calculated on a business day, your transaction will be priced at the next business day’s NAV.  The Fund cannot accept orders that request a particular day or
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price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements from the Fund detailing balances and all transactions completed during the prior quarter, as well as confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

The Fund may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

When and How NAV is Determined. The Fund calculates its NAV as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each weekday except days on which the NYSE is closed.  The time at which the NAV is calculated may change in case of an emergency, if deemed appropriate by the Fund’s officers.

The NAV per share is determined by taking the market value of the total assets of the Fund, subtracting the liabilities of the Fund, and then dividing the result (net assets) by the number of outstanding shares of the Fund.  Since the Fund invests in securities that may trade on foreign securities markets on days other than a Fund business day, the value of the Fund’s portfolio may change on days on which investors are not able to purchase or redeem Fund shares.

The Fund values at current market value securities for which market quotations are readily available, including the securities of certain open-end investment companies and not including certain short-term securities which are valued at amortized cost.  Exchange-traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and asked price.  Non-exchange-traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Fixed-income securities may be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations or matrix pricing, which is a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  Investments in other open-end regulated investment companies are valued at their NAV per share.

Market quotations may not be readily available or may be unreliable if, among other things: (i) the exchange on which a security is principally traded closes early; (ii) trading in a security is halted during the day and does not resume prior to the time as of which the Fund calculates its NAV; or (iii) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.  The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or if the Advisor believes that the prices or values available are unreliable.

The Board has delegated fair value determinations to a Valuation Committee consisting of a member of the Board, the President or the Treasurer, a representative of the Fund’s fund accountant and, if needed, a portfolio manager or a senior representative of the Advisor, when the Fund’s securities require fair valuation.

Fair valuation may be based on subjective factors, and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotations.

NYSE Holiday Schedule. The NYSE is open every weekday, Monday through Friday, except on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  NYSE holiday schedules are subject to change without notice.   The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent that the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days on which the Fund is open for business because markets or exchanges other than the NYSE may be closed.
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Transactions Through Broker-Dealers and Other Financial Intermediaries. The Fund has authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities when approved by the Fund (collectively, “financial intermediaries”) to accept purchase and redemption orders on the Fund’s behalf. If you invest through a financial intermediary, the policies and fees of the intermediary may be different than the policies and fees of the Fund.  Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying (selling) Fund shares.  You should consult a representative of your financial intermediary for more information.

Payments to Financial Intermediaries.  The Fund and its affiliates (at their own expense) may compensate financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, sub-transfer agency, recordkeeping and shareholder communication services.  Fund supermarkets are brokerage firms that provide access to funds in different fund families and are considered to be financial intermediaries.  For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund platform sponsor or similar program sponsor or for services provided in connection with such platforms and programs.

The amount of compensation paid to different financial intermediaries may differ.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.  Payment by the Fund of a portion of such compensation is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund or the transfer agent.  To the extent that it is paid by a Fund affiliate, such compensation would likely include amounts from that affiliate’s own resources and constitute what is sometimes referred to as “revenue sharing.”

Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating itself and its salespersons with respect to Fund shares.  For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses.  It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliates, and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Fund, over other potential investments.  Similarly, the compensation may cause a financial intermediary to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

Rule 12b-1 Distribution and/or Service Fees.  The Trust has adopted a Rule 12b-1 plan under which the Fund may pay the Distributor a fee of up to 0.25% of its average daily net assets for distribution services and the servicing of shareholder accounts.  To the extent that the Fund pays distribution fees on an ongoing basis, your investment cost over time may be higher and may cost you more than paying other types of sales charges.  The Distributor may pay any fee received under the Rule 12b-1 plan to the Advisor or other financial intermediaries that provide distribution and shareholder services with respect to Fund shares.  The Fund has waived payments under the Rule 12b-1 plan until further notice and has not paid any distribution fees to date.  The Fund may remove the waiver and make payments under the Rule 12b-1 plan at any time, subject to Board approval.

Anti-Money Laundering Program. Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under Federal law.  The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right, to the extent permitted by law, (i) to refuse, cancel or rescind any purchase order and (ii) to freeze any account and/or suspend account services.  These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases in which the Fund is requested or compelled to do so by governmental or law enforcement authorities or applicable law.  If your account is closed at the request of a governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the SAI.

Buying Shares

How to Make Payments. Unless purchased through a third-party financial institution, all investments must be made by check, ACH or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting
10

of an exception consistent with the Trust’s Anti-Money Laundering Program, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check).  The Fund and the Advisor also reserve the right to accept in-kind contributions of securities in exchange for shares of the Fund.

Checks. Checks must be made payable to “The BeeHive Fund.”  For individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) and Uniform Transfer to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to “The BeeHive Fund.”  A $20 charge may be imposed on any returned checks.

ACH. ACH refers to the Automated Clearing House system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.

Wires. You may instruct a financial institution with which you have an account to make a Federal Funds wire payment to us.  Your financial institution may charge you a fee for this service.

Minimum Investments. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$250,000	$10,000
Traditional and Roth IRAs	$250,000	$1,000

If deemed appropriate by the Trust officers, the Fund may waive investment minimum requirements.

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts are owned by one person, as are sole proprietorship accounts. Joint accounts have two or more owners (tenants).	• Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you may set up a custodial account under UGMA or UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other
• The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and corporate resolutions or a secretary’s certificate.

Trusts	• The trust must be established before an account may be opened. • The trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification. To help the U.S. Government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, tax identification number, physical street address, date of birth, and other information or documents that will allow us to identify you.
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If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial advisor.  If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application and investment amount.  Once your application is accepted, the Fund will attempt to verify your identity using the information that you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion.  If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account.  If your account is closed, you may be subject to a gain or loss on Fund shares, will be subject to any related taxes and will not be able to recoup any redemption fees assessed.  If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until the payment is received, which may be up to 15 calendar days.

The Fund may reject your application under the Trust’s anti-money laundering program.  Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

Policy on Prohibition of Foreign Shareholders. The Fund requires that all shareholders be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.

Limitations on Frequent Purchases and Redemptions. The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  It is the Fund’s policy to discourage short-term trading.  Frequent trading in the Fund, such as by traders seeking short-term profits from market momentum, time-zone arbitrage and other timing strategies, may interfere with the management of the Fund’s portfolio and may result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares.  As money is moved in and out, the Fund may incur expenses to buy and sell portfolio securities.  These expenses are borne by Fund shareholders.  The Fund does not permit market timing and will not knowingly accommodate trading in Fund shares in violation of these policies.

Focus is placed on identifying redemption transactions that may be harmful to the Fund or its shareholders if they are frequent.  These transactions are analyzed for offsetting purchases within a predetermined period of time.  If frequent trading trends are detected, an appropriate course of action is taken.  The Fund reserves the right to cancel, restrict or reject without any prior notice any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited.

The Fund’s investment in foreign securities through ADRs may make it more susceptible to the risk of market timing activities because of price differentials between the ADRs and their underlying foreign securities that may be reflected in the NAV of the Fund’s shares.  The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV.  These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares.  Although the Fund may fair value foreign securities in such instances and notwithstanding other measures that the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund’s shares.  There is no assurance that fair valuation of securities will reduce or eliminate market timing.

The investment in securities of small-capitalization or mid-capitalization companies may make the Fund more susceptible to market timing, as shareholders may try to profit by the market volatility of such securities and the effect of the volatility on the value of Fund shares.  The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations.
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Investment Procedures

How to Open an Account	How to Add to Your Account
Through a Financial Intermediary • Contact your advisor using the method that is most convenient for you.	Through a Financial Intermediary • Contact your advisor using the method that is most convenient for you.
By Check
• Call or write us, or visit www.TheBeeHiveFund.com, for an account application.
• Complete the application (and other required documents, if applicable).
• Mail us your original application (and other required documents, if applicable) and a check.
By Check • Fill out an investment slip from a confirmation or write us a letter. • Write your account number on your check. • Mail us the slip (or your letter) and the check.
By Wire
• Call or write us, or visit www.TheBeeHiveFund.com, for an account application.
• Complete the application (and other required documents if applicable).
• Call us to fax the completed application (and other required documents, if applicable), and we will assign you an account number.
• Mail us your original application (and other required documents, if applicable).
• Instruct your U.S. financial institution to wire money to us.
By Wire • Instruct your U.S. financial institution to wire money to us.
By ACH Payment
• Call or write us, or visit www.TheBeeHiveFund.com, for an account application.
• Complete the application (and other required documents, if applicable).
• Call us to fax the completed application (and other required documents, if applicable), and we will assign you an account number.
• Mail us your original application (and other required documents, if applicable).
• We will electronically debit your purchase proceeds from the financial institution account identified on your account application.
• Purchases are limited to $25,000 per day.

 By ACH Payment
• Call to request a purchase by ACH payment.
• We will electronically debit your purchase proceeds from the financial institution account identified on your account application.
• Purchases are limited to $25,000 per day.

Systematic Investments. You may establish a systematic investment plan to automatically invest a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month.  Payments for systematic investments are automatically debited from your designated savings or checking account via ACH.  Systematic investments must be for at least $1,000 per occurrence.

Canceled or Failed Payments. The Fund accepts checks and ACH transfers at full value, subject to collection.  If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear.   You will be responsible for any actual losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares that you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement.   The Fund and its agents have the right to reject or cancel any purchase due to nonpayment.
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Selling Shares

The Fund processes redemption orders received in good order at the next calculated NAV.   Under normal circumstances, the Fund will send redemption proceeds to you within a week.   If the Fund has not yet collected payment for the shares that you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days from date of purchase.

How to Sell Shares from Your Account
Through a Financial Intermediary • Contact your advisor using the method that is most convenient for you.
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
•  Your account number
•  The Fund name
•  The dollar amount or number of shares that you want to sell
•  How and where to send the redemption proceeds
• Obtain a signature guarantee (if required)
• Obtain other documentation (if required)
• Mail us your request and documentation

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
•   Your account number
•   The exact name(s) in which the account is registered
•   An additional form of identification
• Redemption proceeds will be mailed to you by check or electronically credited to your account at the financial institution identified on your account application.

Systematically
• Complete the systematic withdrawal section of the application
• Attach a voided check to your application
• Mail us your completed application
• Redemption proceeds will be mailed to you by check or electronically credited to your account at the financial institution identified on your account application.

Wire Redemption Privileges.  You may redeem your shares by wire unless you declined wire redemption privileges on your account application.  The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.  Telephone redemption orders may be difficult to complete during periods of significant economic or market activity.  If you are not able to reach the Fund by telephone, you may mail us your redemption order.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specified amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month.  These payments are sent from your account by check to your address of record or, if you so designate, to your bank account by ACH payment.  Systematic withdrawals must be for at least $100 per occurrence.

Signature Guarantee Requirements. To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee.  A Medallion Signature Guarantee verifies the authenticity of your signature.  You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public.  The transfer agent will need written instructions signed by all registered shareholders, with a Medallion Signature Guarantee for each shareholder, for any of the following:
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•	Written requests to redeem $100,000 or more
•	Changes to a shareholder’s record name or account registration

•	Paying redemption proceeds from an account for which the address has changed within the last 30 days

•	Sending redemption and distribution proceeds to any person, address or financial institution account not on record

•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

•	Adding or changing ACH or wire instructions, telephone redemption options, or any other election in connection with your account

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Small Accounts. If the value of your account falls below $100,000, the Fund may ask you to increase your balance.  If the account value is still below $100,000 after 60 days, the Fund retains the right to close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Redemptions In Kind. Pursuant to an election filed with Securities and Exchange Commission (the “SEC”), the Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash.  To the extent that a Fund shareholder redeems its Fund holdings in kind, the shareholder assumes any risk of fluctuations in the market price of such securities fluctuating.   In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities that he or she receives from the Fund.   Please see the SAI for more detail on redemptions in kind.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address.  When an account is lost, all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding (unpaid for six months or more) checks that have been returned to the transfer agent may be reinvested at the then-current NAV, and the checks will be canceled.  However, checks will not be reinvested into accounts with a zero balance but will be held in an account until the transfer agent locates you or escheats the funds to the state of your last known address.

Retirement Accounts

You may invest in Fund shares through an IRA account, including traditional and Roth IRAs, also known as “qualified retirement accounts.”  The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax advisor.  When making an investment in an IRA, please indicate the year in which the contribution is to be made.

Other Information

Distributions and Dividend Reinvestments

The Fund declares distributions from net investment income and pays those distributions annually.  Any net capital gain realized by the Fund will be distributed at least annually.

Most shareholders have their dividends reinvested in additional shares of the Fund.  If you choose this option, or if you do not indicate any choice, your dividends distribution will be reinvested.   Alternatively, you may choose to have your dividends and capital gains distribution sent directly to your bank account, or a check may be mailed if your dividend or capital gains amounts are $10 or more.   However, if a dividend or capital gains is less than $10, your proceeds will be reinvested.   If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains may be reinvested.   For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

Taxes

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  The Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders.  The Fund’s
15

distributions of net long-term capital gain (if any) are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.

Some of the Fund’s distributions may be treated as “qualified dividend income,” which is taxable to individuals at a maximum Federal income tax rate of 15% (0% for individuals in lower tax brackets) through 2010.  A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions of capital gain and the Fund’s distribution of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution.  If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.  The sale or redemption of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax.  Rather, any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year.  For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Organization

The Trust is a Delaware statutory trust.  The Fund does not expect to hold shareholders’ meetings unless required by Federal or Delaware law.  Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund).  From time to time, large shareholders may control the Fund or the Trust.
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Financial Highlights

The following table is intended to help you understand the Fund’s financial performance since the Fund’s inception.  These financial highlights reflect selected data for a share outstanding of the Fund throughout the period.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information for the fiscal year ended December 31, 2009 has been audited by [       ], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended December 31, 2009	September 2, 2008 through December 31, 2008(a)

Net Asset Value, Beginning of Period
Income from Investment Operations
Net investment income
Net Gains or Losses on Securities (both realized and unrealized)
Total from Investment Operations
Less Distributions
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
Total Return
Ratios/Supplementary Data
Net Assets, End of Period
Ratios of Expenses to Average Net Assets:
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

             (a) Commencement of operations.
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The BeeHive Fund
Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You may obtain free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

The BeeHive Fund
P.O. Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)

Overnight Address:
The BeeHive Fund
Three Canal Plaza, Ground Floor
Portland, Maine 04101

The Fund’s Prospectus, SAI and annual and semi-annual reports are also available, without charge, on the Fund’s website at www.TheBeeHiveFund.com.

Securities and Exchange Commission Information
You may also review and copy the Fund’s annual and semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the SEC.  The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  You may request copies of the information, for a duplication fee, by emailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102
Email address: publicinfo@sec.gov

Fund information, including copies of the annual and semi-annual reports and the SAI, is available on the EDGAR database and the SEC’s website at www.sec.gov.

Distributor
Foreside Fund Services, LLC
http://www.foreside.com/

237-PRU-0510
Investment Company Act File No. 811-3023

STATEMENT OF ADDITIONAL INFORMATION

 May 1, 2010

The BeeHive Fund
(BEEHX)

Investment Advisor:

Spears Abacus Advisors LLC
147 E.  48th Street
New York, NY 10017

Account Information and Shareholder Services:

Atlantic Fund Administration, LLC
P.O.  Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
www.TheBeeHiveFund.com

This Statement of Additional Information supplements the Prospectus dated May 1, 2010, as it may be amended from time to time, offering shares of The BeeHive Fund, a separate portfolio of Forum Funds, a registered, open-end management investment company.  This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting Atlantic Fund Administration, LLC at the address or telephone number listed above.  You may also obtain the Prospectus on the Fund’s website listed above.

Copies of the most recent annual and semi-annual reports of the Fund may be obtained without charge upon request by contacting Atlantic Fund Administration, LLC at the address or telephone number listed above.

Table of Contents
GLOSSARY	1
1. INVESTMENT POLICIES AND RISKS	3
2. INVESTMENT LIMITATIONS	10
3. MANAGEMENT	12
4. PORTFOLIO TRANSACTIONS	19
5. PURCHASE AND REDEMPTION INFORMATION	21
6. TAXATION	22
7. OTHER MATTERS	26
APPENDIX A – DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B – MISCELLANEOUS TABLES	B-1
APPENDIX C – TRUST PROXY-VOTING PROCEDURES	C-1
APPENDIX D – ADVISOR PROXY-VOTING PROCEDURES	D-1

Glossary

As used in this SAI, the following terms have the meanings listed.

“Accountant” means Atlantic.

“Administrator” means Atlantic.

“Advisor” means Spears Abacus Advisors LLC.

“ADR” means American Depositary Receipt.

“Atlantic” means Atlantic Fund Administration, LLC.

“Board” means the Board of Trustees of the Trust.

“CFTC” means Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended, and includes the rules thereunder, IRS interpretations, or similar authority upon which the Fund may rely.

“Custodian” means Union Bank, N.A.

“Distributor” means Foreside Fund Services, LLC.

“EDR” means European Depositary Receipt.

 “ETF” means an exchange traded fund.

 “Fund” means The BeeHive Fund, a series of the Trust.

“Independent Trustee” means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means the Internal Revenue Service.

“Moody’s” means Moody’s Investors Service, Inc.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“Prospectus” means the prospectus of the Fund.

“SAI” means this Statement of Additional Information.

“SEC” means the U.S.  Securities and Exchange Commission.

“S&P” means Standard & Poor’s, a division of the McGraw Hill Companies.

“Transfer Agent” means Atlantic Shareholder Services, LLC.

“Trust” means Forum Funds, a Delaware statutory trust.

“U.S.” means United States.

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and includesthe rules and regulations promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and includes the rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, and includes the rules and regulations, SEC interpretations and any exemptive orders or interpretive relief that are applicable to the Fund.

1.  Investment Policies and Risks

The Fund is a diversified series of the Trust.  This section discusses in greater detail than the Fund’s Prospectus certain investments that the Fund may make.  Please see the Prospectus for a discussion of the principal policies and risks of investing in the Fund.

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity.  Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Fund.

A.  Security Ratings Information

The Fund’s investments in convertible and debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds.  The Fund may invest in convertible and other debt securities that are investment or non-investment grade.  The Fund may purchase unrated convertible securities if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.  Unrated securities may not be as actively traded as rated securities.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities.  A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI.  The Fund may use these ratings to determine whether to purchase, sell or hold a security.   Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.  To the extent that the ratings given by an NRSRO may change as a result of changes in such NRSRO or their rating systems, the Advisor may attempt to substitute comparable ratings or/and use such information to determine whether the Fund should continue to hold the obligation.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Ratings are general and are not absolute standards of quality.  The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes.  Also, rating agencies may fail to make timely changes in credit ratings.  An issuer’s current financial condition may be better or worse than a rating indicates.

B.  Equity Securities

1.  General

Common and Preferred Stock.  The Fund may invest in common and preferred stock.  Common stock represents an ownership interest in a company and usually possesses voting rights and earns dividends.  Dividends on common stock are not fixed but are declared at the discretion of the issuer.  Common stock generally represents the riskiest investment in a company.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s common stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends or the recovery of investment should a company be liquidated, or both, although preferred stock is usually junior to the debt securities of the issuer.  Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

To the extent that the Fund invests in real estate companies, the Fund’s investments may experience real estate market risks including declines in the value of real estate, changes in interest rates, lack of available mortgage funds or other limits on obtaining capital, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws or regulations and casualty or condemnation losses.

Convertible Securities.  The Fund may invest in convertible securities.  Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future.  A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities.  Convertible securities have unique investment characteristics in that they generally:  (1) have higher yields than the underlying common stock, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying common stock since they have fixed-income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants.  The Fund may invest in warrants.  Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time.  The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance.  Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Depositary Receipts.  The Fund may invest in depositary receipts.  A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security.  Depositary receipts include sponsored and unsponsored ADRs, EDRs and other similar global instruments.  In a sponsored depository arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees.  In an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid by the depository holder.  The Fund may invest up to 20% of its assets in ADRs and EDRs.  ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs and are designed for use in European securities markets.  The Fund invests in depositary receipts in order to invest in a specific company whose underlying securities are not traded on a U.S.  securities exchange.

2.  Risks

Common and Preferred Stock.  The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.   Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions.   Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments.   The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.   If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities.  Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock.  Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile.  Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not.  The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise.  If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts.  ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries.  These risks include less stringent investor protection and disclosure standards in some foreign markets and fluctuations in foreign currencies.  The securities underlying ADRs are typically denominated (or quoted) in a currency other than U.S. dollars.  As a result, changes in foreign currency exchange rates affect the value of the Fund’s portfolio.  Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars.  Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.  This risk means that a strong U.S. dollar will reduce returns for U.S. investors, while a weak U.S. dollar will increase those returns.

Unsponsored depositary receipts may be created without the participation of the foreign issuer.  Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depository receipt.  The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  Accordingly, available information concerning the issuer may not be current, and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.  Debt Securities

1.  General

Although the Fund does not, under normal market conditions, intend to invest in debt securities to any significant degree, the Fund reserves the right to invest in the following types of debt securities:

Corporate Debt Obligations.  Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments.  Companies use these instruments to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than nine months.  In addition, the Fund may invest in corporate debt securities registered and sold in the United States by foreign issuers (“Yankee bonds”) and those sold outside the United States by foreign or U.S. issuers (“Eurobonds”).  To the extent it invests in corporate debt obligations, the Fund intends to restrict its purchases of these securities to issues denominated and payable in United States dollars.  The Fund may only invest in commercial paper that is rated in one of the two highest short-term rating categories by an NRSRO or, if unrated, is judged by the Advisor to be of comparable quality.

The Fund also may invest in lower-rated or high-yield corporate debt obligations (commonly known as “junk bonds”).  Investment grade corporate bonds are those rated BBB or better by S&P or Baa or better by Moody’s.  Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  Junk bonds generally offer a higher current yield than that available for higher-grade debt obligations.   However, lower-rated or unrated debt obligations involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.

Financial Institution Obligations.  Obligations of financial institutions include, among other things, negotiable certificates of deposit and bankers’ acceptances.  To the extent it invests in financial institution obligations, the Fund may invest in negotiable certificates of deposit and bankers’ acceptances issued by commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and are insured by the Federal Deposit Insurance Corporation.  A certificate of deposit represents an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period.  A bankers’ acceptance is a negotiable obligation of a bank to pay a draft that has been drawn by a customer and is usually backed by goods in international trade.  A certificate of deposit that is payable at the stated maturity date and bears a fixed rate of interest generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which would reduce the Fund’s performance.

U.S. Government Securities.  U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities.  U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (such as Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (such as Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.  No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law.  Neither the U.S.  Government nor any of its agencies or instrumentalities guarantees the market value of the securities that it issues.

Variable and Floating Rate Securities.  Debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts.  These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”).  The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based.  These adjustments minimize changes in the market value of the obligation.  Similar to fixed-rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness.  The rate of interest on securities may be tied to U.S.  Government Securities or indices on those securities as well as any other rate of interest or index.  Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as “inverse floaters”).  Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index.  This mechanism may increase the volatility of the security’s market value while increasing the security’s yield.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice.  These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument.  The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.  Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity.  The Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument.  The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal.  There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations, and accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have.  The Fund could, for this or other reasons, suffer a loss with respect to those instruments.  The Advisor monitors the liquidity of the Fund’s investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

2.  Risks

General.  The market value of the interest-bearing fixed-income securities held by the Fund will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates.  The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All fixed-income securities can change in value when there is a change in interest rates.  Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities.  As a result, an investment in the Fund is subject to risk even if all fixed-income securities in the Fund’s investment portfolio are paid in full at maturity.  In addition, certain fixed-income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Yields on fixed-income securities are dependent on a variety of factors, including the general conditions of the fixed- income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Fixed-income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed-income securities.  The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its fixed-income securities may become impaired.

Credit Risk.  The Fund’s investments in fixed-income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds.  To limit credit risk, the Fund will generally buy fixed-income securities that are rated by an NRSRO in the top four long-term rating categories or in the top two short-term rating categories.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund’s lowest permissible rating category if the Advisor determines that retaining the security is in the best interests of the Fund.  Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Fund may purchase unrated securities if the Advisor determines that the security is of comparable quality to a rated security that the Fund may purchase.  Unrated securities may not be as actively traded as rated securities.

Non-Investment Grade Securities.  The Fund may invest in securities rated below the fourth highest rating category by an NRSRO or which are unrated and judged by the Advisor to be comparable quality.  Such high-risk securities (commonly referred to as “junk bonds”) are not considered to be investment grade and have speculative or predominantly speculative characteristics.  Non-investment grade, high-risk securities provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities.  These lower rated securities involve greater risk of default or price changes due to changes in the issuers’ creditworthiness than do higher quality securities.  The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold.  In addition, the market prices of lower rated securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates.

D.  Illiquid and Restricted Securities

1.  General

The Fund may not acquire securities if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in illiquid securities.

The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  The Fund has a nonfundamental policy pursuant to which it may not invest more than 15% of its net assets in illiquid securities.  If, after the time of acquisition, due to subsequent fluctuations in value or any other reasons, the value of the Fund’s illiquid securities exceeds 15%, the Fund will consider which actions, if any, are necessary to maintain adequate liquidity and, if required by law, will take appropriate steps to reduce the percentage held in illiquid securities within a reasonable amount of time.  Illiquid securities include:  (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Advisor, securities that are subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”).

An institutional market has developed for certain restricted securities.  Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security.  If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are liquid.

2.  Risks

Any security, including securities determined by the Advisor to be liquid, may become illiquid.  Limitations on resale may have an adverse effect on the marketability of a security.  The Fund might also have to register the resale of a restricted security in order to dispose of it, resulting in expense and delay.  The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience a loss or have difficulty satisfying redemptions.  There can be no assurance that a market will exist for any illiquid security at any particular time.

3.  Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid and has delegated this responsibility to the Advisor, pursuant to guidelines approved by the Board.  The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board.  The Advisor takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

E.  Foreign Securities

Dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution or reinvestment by the Fund.  Commission rates payable on foreign transactions are generally higher than in the United States.  Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies.  Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund.  Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars.  Accordingly, a decline in the value of a particular foreign currency against the U.S.  dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution.  Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

F.  Leverage Transactions

1.  General

The Fund may use leverage to increase potential returns.  Leverage transactions include borrowings for other than temporary or emergency purposes.  Leverage involves special risks and may involve speculative investment techniques.  Leverage exists when cash made available to the Fund through an investment technique, such as borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed-delivery or forward-commitment basis,  is used to make additional Fund investments.  The Fund uses these investment techniques only when the Advisor believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return.

Securities Lending and Related Transactions.  The Fund may lend portfolio securities in an amount up to 10% of its total assets to brokers, dealers and other financial institutions.  In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan.  The Fund may share the interest it receives on the collateral securities with the borrower.  The terms of the Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter.  Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The Fund may enter into repurchase agreements that are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later.  If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements must be continuously collateralized, and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

Borrowing and Reverse Repurchase Agreements.  The Fund may borrow money from a bank in amounts up to 33-1/3% of its total assets at the time of borrowing to, among other things, finance the purchase of securities for its portfolio.  Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed-delivery or forward-delivery basis are not subject to this limitation.  A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the sold securities.  An investment of the Fund’s assets in reverse repurchase agreements will increase the volatility of the NAV.  A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

Senior Securities.  Pursuant to Section 18(f)(1) of the 1940 Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund is permitted to borrow from any bank so long as, immediately after such borrowings, there is an asset coverage of at least 300%.  In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days so that asset coverage is at least 300%.

2.  Risks

Leverage creates the risk of magnified capital losses.  Losses incurred by the Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund.  Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund’s securities, which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash.  So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged.  Changes in interest rates and related economic factors could cause the relationship between the cost of leverage and the yield to change, so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested.  To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced.  If the interest expense incurred as a result of leveraging were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.  In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate some of its investments at an inappropriate time.

3.  Segregated Accounts

The Fund will comply with SEC guidelines regarding collateralization or coverage for investments made in connection with  these strategies and, if the guidelines require, will designate on the Fund’s books or maintain in a segregated account cash and liquid assets in the prescribed amount, which will be marked to market daily.

G.  Core and Gateway

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure.  The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies.  The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund’s shareholders.  The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

H.  Securities of Investment Companies

1.  General

The Fund may invest in other investment companies, such as mutual funds, closed-end funds, and ETFs.  Under the 1940 Act, the Fund’s investment in such securities, subject to certain exceptions, currently is limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of a Fund’s total assets in the aggregate.  The Fund’s investments in other investment companies may include money market mutual funds.  Investments in money market funds are not subject to the percentage limitations set forth above.

Open-End and Closed-End Investment Companies.  The Fund may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act.  Under the 1940 Act, the Fund’s investments in such securities is generally limited to 3% of the outstanding voting stock of any one company, 5% of the Fund’s total assets in any one company, and 10% of the Fund’s total assets in investment companies generally.  Shares of an exchange-traded fund (“ETF”) that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations are excluded from such restrictions.  The Fund’s other investment company investments may include money market funds, which are not subject to the limitations described above.

Risks.  The Fund, as a shareholder of another investment company, will bear its pro rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company.  To the extent that the Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, it may experience the risks related to foreign securities set forth above.

Exchange-Traded Funds.  The Fund may invest in ETFs, which are registered investment companies, partnerships or trusts that are bought and sold on a securities exchange.  A Fund may also invest in exchange-traded notes (“ETN”), which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer.  Most ETFs and ETNs are designed to track a particular market segment or index.  ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees.  When the Fund invests in an ETF or an ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.

Risks.  The risks of owning an ETF or an ETN generally reflect the risks of owning the underlying securities that the ETF or ETN is designed to track, although lack of liquidity in an ETF or an ETN could result in it being more volatile than the underlying portfolio of securities.  In addition, because of ETF or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or an ETN.  The value of an ETN should also be expected to fluctuate with the credit rating of the issuer.

I.  Cash or Cash Equivalents

The Fund may invest a significant portion of its total assets in cash or cash equivalents from time to time.

J.  Money Market Instruments

In circumstances in which favorable equity investments are not identified, the Fund typically intends to invest without limit in money market instruments that are of prime quality.  Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return.  The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, time deposits, bankers’ acceptances and certificates of deposit issued by domestic banks, corporate notes and short-term bonds and money market mutual funds.  The Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Fund may invest may have variable or floating rates of interest.  These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument.  The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.  These obligations generally are not traded, nor generally is there an established secondary market for these obligations.  To the extent that a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it will be treated by the Fund as an illiquid security.

K.  Industry Concentration

The Fund may not purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities.  Industry groupings shown in the Fund’s annual and semi-annual reports may contain more than one industry code or classification because they are designed to be functionally descriptive presentations of the Fund’s investments and are not required to include only a single industry.

2. Investment Limitations

Except as required by the 1940 Act or the Code, such as with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund’s assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund’s investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders’ meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.  A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A.  Fundamental Limitations

The Fund has adopted the following fundamental investment limitations that cannot be changed by the Board without shareholder approval.  The Fund may not:

1.  Borrowing Money

Borrow money, if, as a result, outstanding borrowings would exceed an amount equal to 33-1/3% of the Fund’s total assets except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive or interpretive relief.

2.  Diversification

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of the Fund’s total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

3.  Underwriting Activities

Underwrite securities of other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4.  Making Loans

Make loans to other persons.  For purposes of this limitation, entering into repurchase agreements, lending securities and investing in debt securities are not deemed to be the making of loans.

5.  Purchases and Sales of Commodities

Purchase or sell physical commodities unless acquired as the result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6.  Issuance of Senior Securities

Issue senior securities except to the extent permitted by 1940 Act, the rules and regulations thereunder and any applicable exemptive or interpretive relief.

7.  Purchases and Sales of Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

8.  Concentration

Purchase securities if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activity in the same industry.  For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities.

B.  Nonfundamental Limitations

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval.  The Fund may not:

1.  Short Sales

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (“short sales against the box”).  For purposes of this limitation, transactions in options are not deemed to constitute short sales.

2.  Purchases on Margin

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund’s transactions.  Initial and variation margin payments in connection with futures contracts and options on futures contracts do not constitute purchasing securities on margin.

3.  Illiquid Securities

Invest more than 15% of its net assets in illiquid assets such as:  (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act that are not readily marketable, but the Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

4.  Securities of Investment Companies

Invest in the securities of any investment company, except to the extent permitted by the 1940 Act.

5.  Pledging of Assets

Under the 1940 Act, the Fund is permitted to borrow up to 5% of its total assets from any person for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5% of total assets, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets.  Therefore, the Fund may borrow, in the aggregate, from banks and others, amounts up to 33-1/3% of its total assets (including those assets represented by the borrowing).  If the Fund were required to pledge assets to secure a borrowing, it could pledge no more than 33-1/3% of its assets.

3. Management

A.  Trustees and Officers

[Insert disclosure required by Investment Company Act Release No. 29092 (Dec. 16, 2009).]

The Board is responsible for oversight of the management of the Trust’s business affairs and the exercise of all the Trust’s powers except those reserved to the shareholders.  The following table provides information about each Board member and certain officers of the Trust.  Each Trustee and officer holds office until the person resigns or is removed or replaced.  Unless otherwise noted, the persons have held their principal occupations for more than five years.  The address for all Trustees and officers is c/o Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101, unless otherwise noted.  Each Trustee oversees the 29 series of the Trust as of the date of this SAI.  John Y. Keffer is considered an interested Trustee due to his affiliation with Atlantic.  Mr. Keffer is also an interested trustee and director of Wintergreen Fund, Inc., another registered, open-ended investment company.

Name and Year of Birth	Position with the Trust	Length of TimeServed	Principal Occupation(s) and Other Directorships During Past Five Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired; Partner, Wolf, Block, Schorr and Solis-Cohen, LLP (law firm) 2002–2003.
Costas Azariadis Born: 1943	Trustee;Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University since 2006; Professor of Economics, University of California–Los Angeles 1992–2006.
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small and medium-sized businesses in New England) since 1991.
Interested Trustee
John Y. Keffer 1 Born: 1942	Trustee	Since 1989
Chairman, Atlantic since 2008; President, Forum Foundation (charitable organization) since 2005; President, Forum Trust, LLC (non-depository trust company of which Atlantic is a subsidiary) since 1997; President, Citigroup Fund Services, LLC 2003–2005.

Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008; Director, Consulting Services, Foreside Fund Services 2007; Elder Care, 2005–2006; Director, Fund Accounting, Citigroup 2003–2005.

Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Manager, Atlantic since 2008; Section Manager/Vice President, Enterprise Support Services, Citigroup 2003–2008.
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc. 2007–2009; Associate Counsel, Investors Bank & Trust Company 2006–2007; Employee of FDIC 2005.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2005-2008.
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008; Regulatory Administration Specialist, Citigroup 2006–2008; Money Market/Short Term Trader, Wellington Management 1996-2002.
1 Since 1997, John Y.  Keffer has been president and an owner of Forum Trust, LLC.  Atlantic is a subsidiary of Forum Trust, LLC.

The following table gives information about Trustee ownership in the Fund and other series of the Trust:

Trustee	Dollar Range of Beneficial Ownership in the Fundas of December 31, 2009	Aggregate Dollar Range of Beneficial Ownership as of December 31, 2009 in all Funds Overseen by Trustee in the Trust
Independent Trustees
Costas Azariadis	None	None
James C. Cheng	None	None
J. Michael Parish	None	Over $100,000
Interested Trustee
John Y. Keffer	None	$10,001 - $50,000

B.  Ownership of Securities of the Advisor and Related Companies

As of December 31, 2009, no independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

C.  Information Concerning Trust Committees

1.  Audit Committee

The Trust’s Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the independent Trustees.  Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust.  It is directly responsible for the appointment, termination, compensation and oversight of work of the independent public accountants to the Trust.  In so doing, the Committee reviews the methods, scope and results of the audits and the audit fees charged and reviews the Trust’s internal accounting procedures and controls.

During the year ended December 31, 2009, the Audit Committee met 6 times.

2.  Nominating Committee

The Trust’s Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the independent Trustees.  Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all independent Trustees and committee members and presenting these nominations to the Board.  The Nominating Committee will not consider nominees for Trustees recommended by security holders.  During the year ended December 31, 2009, the Nominating Committee did not meet.

3.  Valuation Committee

The Trust’s Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer and Parish, the President or the Treasurer, a representative of the Fund Accountant and, if needed, a portfolio manager or a senior representative of the investment advisor to the Trust series holding securities that require fair valuation.  Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust’s policies and procedures for determining net asset value of the shares of the Trust’s series.  The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust’s series consistent with valuation procedures approved by the Board.  During the year ended December 31, 2009, the Valuation Committee met 18 times.

4.  Qualified Legal Compliance Committee

The Qualified Legal Compliance Committee (the “QLCC”), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the independent Trustees.  The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust.  During the year ended December 31, 2009, the QLCC did not meet.

D.  Compensation of Trustees and Officers

Each trustee is paid an annual fee of $40,000 for service to the Trust.  The Chairman of the Board is paid an annual fee of $60,000.  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees paid to each Trustee by the Fund and the Trust for the fiscal year ended December 31, 2009:

Trustee	Compensation from Fund	Benefits	Retirement	Total Compensation from Trust
Costas Azariadis	$247	N/A	N/A	$31,500
James C. Cheng	$247	N/A	N/A	$33,000
J. Michael Parish	$336	N/A	N/A	$45,500
John Y. Keffer	$0	N/A	N/A	$0

E.  Investment Advisor

1.  Services of Advisor

The Advisor serves as investment advisor to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Under the Advisory Agreement, the Advisor furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund.

2.  Ownership of Advisor

Spears Abacus Advisors LLC is a Delaware limited liability company controlled by affiliates of William G. Spears and Robert M. Raich (each a “Portfolio Manager”).

3.  Information Concerning Accounts Managed by Portfolio Managers

As of December 31, 2009, the Portfolio Managers acted as portfolio managers for 316 accounts, including the Fund, with assets totaling $813 million.  Also as of that date, Messrs. Spears and Raich did not manage any pooled investment vehicles or registered investment companies other than the Fund.  The Fund pays the Advisor a fee based on assets under management and does not pay a fee based on performance.

4.  Conflicts of Interest

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, a Portfolio Manager who manages multiple funds and/or other accounts is presented with the following conflicts:

•
The management of multiple funds and/or other accounts may result in a Portfolio Manager’s devoting unequal time and attention to the management of each fund and/or other account.  The Advisor seeks to manage such competing interests for the time and attention of the Portfolio Managers by having the Portfolio Managers focus on a particular investment discipline.  Most other accounts managed by a Portfolio Manager are managed using the same investment discipline that is used in connection with the management of the Fund.

•
If a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one account, the Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts.  To deal with these situations, the Advisor has written procedures for allocating portfolio transactions across multiple accounts.

•
With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as other accounts managed for organizations and individuals), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, the Advisor may place separate, non-simultaneous transactions for the Fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

The Advisor and the Fund have compliance procedures that are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

5.  Information Concerning Compensation of Portfolio Managers

The Portfolio Managers receive a fixed salary and a discretionary bonus.  Discretionary bonuses are based on the profitability of the Advisor.  All compensation is paid by the Advisor.

6.  Portfolio Managers’ Ownership in the Fund

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2009
William G. Spears	Over $1,000,000
Robert M. Raich	$50,001 - $100,000

7.  Fees

The Advisor’s fee is calculated as a percentage of the Fund’s average daily net assets.  The fee, if not reduced or reimbursed, is accrued daily by the Fund and is assessed based on average net assets for the previous month.  The Advisor’s fee is paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from the Fund, the Advisor may also act and be compensated as an investment manager for its clients with respect to assets they have invested in the Fund.  If a client has a separately managed account with the Advisor with assets invested in the Fund, the Advisor will not charge a separate management fee on the account with respect to those assets.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Advisor, the amount of fees reduced or reimbursed by the Advisor and the actual fees received by the Advisor.  The data presented are for the life of the Fund.

8.  Other Provisions of Advisory Agreement

The Advisor is not affiliated with Atlantic or any company affiliated with Atlantic.  The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness.  Subsequently, the Advisory Agreement must be approved at least annually by the Board or a majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as Trustees).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Advisor on not more than 60 days’ (but not less than 30 days’) written notice to the Trust.  The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law, except for willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

F.  Distributor

1.  Distribution Services

The Distributor (also known as the principal underwriter) of the shares of the Fund is located at Three Canal Plaza, Portland, Maine 04101.  The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority.

Under a Distribution Agreement with the Trust dated March 31, 2009, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.  The Distributor continually distributes shares of the Fund on a best-efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining investment policies or which securities are to be purchased or sold by the Trust or the Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund.  With respect to certain financial intermediaries and related Fund platform arrangements, the Fund and/or the Advisor, rather than the Distributor, typically enter into such agreements.  These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor.  These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

During the Fund’s most recent fiscal year, the Distributor did not receive compensation for its distribution services from the Fund.  The Advisor, at its expense, may pay the Distributor a fee for certain distribution-related services for the Fund.  Employees of the Advisor may serve as registered representatives of the Distributor to facilitate the distribution of Fund shares.

2.  Distribution Plan

The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or any other entity approved by the Board (collectively, “payees”), as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of the Fund.  The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund.  The Fund has waived payments under the Rule 12b-1 plan until further notice.  The Fund may remove the waiver and make payments under the Rule 12b-1 plan at any time, subject to Board approval.

The Rule 12b-1 plan provides that payees may incur expenses for distribution and service activities, including but not limited to (1) any sales, marketing and other activities primarily intended to result in the sale of the Fund’s shares and (2) providing services to holders of shares related to their investment in the Fund, including without limitation providing assistance in connection with responding to shareholder inquiries regarding the Fund’s investment objective, policies and other operational features and inquiries regarding shareholder accounts.  Expenses for such activities include compensation to employees and expenses, including overhead and telephone and other communication expenses, of a payee who engages in or supports the distribution of Fund shares or who provides shareholder servicing, such as responding to the Fund’s shareholder inquiries regarding the Fund’s operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of the Fund’s shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, the Advisor or others in connection with the offering of the Fund’s shares for sale to the public.  Some of the possible benefits of the plan include improved name recognition of the Fund generally, growing assets in the Fund and potentially lowering total expenses for the Fund.

The Rule 12b-1 plan requires the payees to prepare and submit to the Board at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made.  The plan obligates the Fund to compensate a payee for services and not to reimburse a payee for expenses incurred.

The Rule 12b-1 plan provides that it will remain in effect for one year from the date of its adoption and thereafter will continue in effect so long as it is approved at least annually by the shareholders or by the Board, including a majority of the independent Trustees.  The plan further provides that it may not be amended to materially increase the costs, that the Trust bears for distribution and shareholder servicing pursuant to the plan without approval by the shareholders and that other material amendments of the plan must be approved by the independent Trustees.  The plan may be terminated with the respect to the Fund at any time by the Board, by a majority of the independent Trustees or by the shareholders of the Fund.

E.  Other Fund Service Providers

1.  Administrator, Fund Accountant, Transfer Agent and Compliance Services

Atlantic and its subsidiaries provide administration and fund accounting and transfer agency services to the Fund.  Atlantic is a subsidiary of Forum Trust, LLC.  John Y. Keffer, a Trustee, is the Chairman of Atlantic and is also the founder and a substantial owner of Forum Trust, LLC, the parent entity of Atlantic.

Pursuant to the Atlantic Services Agreement dated April 20, 2007 (the “Services Agreement”), the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion.  The base fee is subject to an annual minimum of $135,000.  The Fund also pays Atlantic certain surcharges and shareholder account fees.  The fee is accrued daily by the Fund and is paid monthly based on the average net assets, transactions and positions for the previous month.

As administrator, Atlantic administers the Fund’s operations with respect to the Fund, except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board.  The Administrator’s responsibilities include, but are not limited to: (1) overseeing the performance of administrative and professional services rendered to the Fund by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings (i.e., registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Fund’s tax returns, financial statements and related reports to the Fund’s shareholders, the SEC and state and other securities administrators; (4) providing the Fund with adequate general office space and facilities and persons suitable to the Board to serve as officers of the Trust; (5) assisting the Advisor in monitoring Fund holdings for compliance with Prospectus investment restrictions and in the preparation of periodic compliance reports; and (6) with the cooperation of the Advisor, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As fund accountant, Atlantic provides fund accounting services to the Fund.  These services include calculating the NAV.

The Services Agreement continues in effect until terminated, so long as its continuance is specifically approved or ratified with such frequency and in such manner as required by applicable law.  The Services Agreement is terminable with or without cause and without penalty by the Trust or the Administrator on 120 days’ written notice to the other party.  The Services Agreement is also terminable for cause by the non-breaching party on at least 60 days’ written notice to the other party, provided that such party has not cured the breach within that notice period.  Under the Services Agreement, Atlantic is not liable to the Fund or the Fund’s shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Services Agreement.  Under the Services Agreement, Atlantic and certain related parties (such as Atlantic’s officers and the persons who control Atlantic) are indemnified by the Fund against any and all claims and expenses related to Atlantic’s actions or omissions that are consistent with Atlantic’s contractual standard of care.  Under the Services Agreement, in calculating the NAV, Atlantic is deemed not to have committed an error if the NAV that it calculates is within 0.1% of the actual NAV after recalculation.  The Services Agreement also provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to 0.5% or less than or equal to $25.  In addition, Atlantic is not liable for the errors of others, including the companies that supply security prices to Atlantic and the Fund.

Atlantic, located at Three Canal Plaza, Suite 600, Portland, Maine 04101, serves as transfer agent and distribution paying agent for the Fund.  Atlantic is registered as a transfer agent with the Office of Comptroller of the Currency.  In these capacities, Atlantic maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and for paying distributions to shareholders of record.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to Atlantic for administrative services, the amount of the fees waived by Atlantic for administration services and the actual fees received by Atlantic under the Services Agreement.  The data presented are for the life of the Fund.

Atlantic provides a Principal Executive Officer (a “PEO”), a Principal Financial Officer (a “PFO” and, with the PEO, the “Certifying Officers”), a Chief Compliance Officer (a “CCO”), and an Anti-Money Laundering Compliance Officer (“AMLCO”) to the Fund, as well as certain additional compliance support personnel (the services provided being collectively, “Compliance Services”), pursuant to a Compliance Services Agreement dated June 1, 2008 (the “Compliance Services Agreement”).

For making available the CCO, the AMLCO and the Certifying Officers, and for providing the Compliance Services, Atlantic receives a fee from the Fund equal to (1) $22,500 (allocated equally to all Trust series for which the Advisor provides management services) and $5,000 per Fund and (2) an annual fee of 0.01% of the Fund’s average daily net assets, subject to an annual maximum of $20,000.

The Compliance Services Agreement continues in effect until terminated.  The Compliance Services Agreement is terminable with or without cause and without penalty by the Board or Atlantic on 60 days’ written notice.  Notwithstanding the foregoing, the provisions of the Compliance Services Agreement related to Compliance Services may be terminated at any time by the Board, effective upon written notice to the CCO and the Certifying Officers, without the payment of any penalty.

Under the Compliance Services Agreement, (1) Atlantic is not liable to the Fund or the Fund’s shareholders for any act or omission, and (2) Atlantic and certain related parties (the “Atlantic Indemnitees”) are indemnified by the Fund against any and all claims and expenses related to an Atlantic Indemnitee’s actions or omissions, except for willful misfeasance, bad faith or negligence in the performance of Atlantic’s duties or by reason of reckless disregard of its obligations and duties under the Compliance Services Agreement.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to Atlantic for Compliance Services, the amount of the fees waived by Atlantic and the actual fees received by Atlantic.  The data presented are for the life of the Fund.

2.  Custodian

Union Bank, N.A. is the custodian for the Fund, safeguards and controls the Fund’s cash and securities, determines income and collects interest and dividends on Fund investments.  The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets.  The Custodian is located at 350 California Street, 6th Floor, San Francisco, California 94104.

3.  Legal Counsel

K & L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, serves as legal counsel to the Trust.

4.  Independent Registered Public Accounting Firm

[XXXXX], is the independent registered public accounting firm for the Fund, provides audit and tax services, audits the annual financial statements of the Fund and provides the Fund with an audit opinion and also reviews certain regulatory filings of the Fund.

4. Portfolio Transactions

A.  How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed-income securities (for instance, money market instruments and bonds, notes and bills) are usually principal transactions.  In a principal transaction, the party from which the Fund purchases or to which the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers).  These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers that charge commissions; and (2) if the security is traded in the over-the-counter markets, in a principal transaction directly from a market maker.  In transactions on stock exchanges, commissions are negotiated.  When transactions are executed in an over-the-counter market, the Advisor will seek to deal with the primary market makers, but when necessary in order to obtain best execution, the Advisor will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed-income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.  Commissions Paid

Table 4 in Appendix B shows the aggregate brokerage commissions paid by the Fund, as well as aggregate commissions paid to any affiliate of the Fund or the Advisor.  The data presented are for the life of the Fund.

C.  Advisor Responsibility for Purchases and Sales and Choosing Broker-Dealers

The Advisor places orders for the purchase and sale of securities with broker-dealers selected by and at the discretion of the Advisor.  The Fund has no obligation to deal with any specific broker-dealer in the execution of portfolio transactions.  Allocations of transactions to broker-dealers and the frequency of transactions are determined by the Advisor in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

In selecting a broker-dealer, the Advisor endeavors to select financially responsible broker-dealers that provide best execution.  The factors considered in selecting brokers-dealers include, but are not limited to, the effectiveness of the transaction clearing and settlement procedures of the broker-dealer, the liquidity and the amount of capital commitment by the broker-dealer, the degree to which the broker-dealer has been responsive to the Advisor in the past, the quality and promptness of research and brokerage services provided by the broker-dealer (both in general and with respect to particular transactions and accounts), whether the investment in question to the Advisor’s attention and the reasonableness of the compensation of the broker-dealer in relation to these factors.

The Advisor does not consider sales of shares of the Fund (or any other mutual fund it may advise in the future) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.  However, whether or not a particular broker-dealer sells shares of mutual funds advised by the Advisor neither qualifies nor disqualifies that broker-dealer to execute transactions for those mutual funds.

Portfolio transactions typically will be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Advisor, some of which accounts may have similar investment objectives.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Advisor believes that to do so will be in the best interest of the affected accounts.  When concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved.  Clients, including the Fund, are typically allocated securities with prices averaged on a per-share basis.

D.  Obtaining Research from Broker-Dealers

The Advisor has full brokerage discretion.  The Advisor evaluates the range and quality of a broker-dealer’s services in placing trades including securing the best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer.  The Advisor may give consideration to research services furnished by broker-dealers to the Advisor for its use and may cause the Fund to pay these broker-dealers a higher amount of commission than may be charged by other broker-dealers.  This research is designed to augment the Advisor’s own internal research and investment strategy capabilities.  This research may include reports that are common in the industry, such as industry research reports and periodicals and quotation systems.  Typically, the research will be used to service all of the Advisor’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Advisor’s fees are not reduced by reason of the Advisor’s receipt of research services.  Since most of the Advisor’s brokerage commissions for research are for economic research on specific companies or industries, and since the Advisor follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Advisor’s clients and the Fund’s investors.

The Advisor may also utilize a broker-dealer and pay a slightly higher commission if, for example, the broker-dealer has specific expertise in a particular type of transaction (due to factors such as size or difficulty) or it is efficient in trade execution.

As of December 31, 2009, the Advisor does not maintain any soft-dollar arrangements.

E.  Counterparty Risk

The Advisor monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risk.

F.  Transactions through Affiliates

The Advisor may effect brokerage transactions through affiliates of the Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

G.  Other Accounts of the Advisor

Investment decisions are the product of many factors, including basic suitability for the particular client involved.  Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, one client may sell a particular security to another client.  In addition, two or more clients may simultaneously purchase or sell the same security, in that event each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Advisor’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances in which purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security.  In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to larger denomination purchases or sales.

H.  Portfolio Turnover

The frequency of portfolio transactions of the Fund (also called the portfolio turnover rate) will vary depending on many factors.  In general, the Fund will initiate or increase positions one to two times a month.  The Fund will also sell all or a portion of a position in a particular security one to two times a month.  From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year.  Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

I.  Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular broker-dealers” or the affiliates of those broker-dealers.  For this purpose, regular broker-dealers are the ten broker-dealers that:  (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.  During the fiscal year ended December 31, 2009, there were no regular broker-dealers of the Fund whose securities (or securities of the affiliates) were acquired.

J.  Portfolio Holdings

Portfolio holdings of a Fund are disclosed to the public on a quarterly basis in forms required to be filed with the SEC.  Portfolio holdings as of the end of the Fund’s annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report.  Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period.  You may request a copy of the Fund’s latest semi-annual report to shareholders or a copy of the Fund’s latest Form N-Q which contains the Fund’s portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund’s latest Form N-CSR and Form N-Q by accessing the SEC’s website at www.sec.gov.

In addition, the Advisor may make publicly available, on a monthly basis, information regarding the Fund’s top ten holdings (including name and percentage of the Fund’s assets invested in each such holding) and the percentage breakdown of the Fund’s investments by country, sector and industry, as applicable.  This information is made available through the Advisor’s website and/or marketing communications (including advertisements and sales literature).  This information is released within 15 days after the quarter end.

The Fund’s nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Fund’s operations that the Fund has retained them to perform.  The Advisor to the Fund has regular and continuous access to the Fund’s portfolio holdings.  In addition, the Fund’s Administrator, the Custodian, Distributor and Fund Accountant as well as independent auditors, proxy voting services, mailing services and financial printers, may have access to the Fund’s nonpublic portfolio holdings information on an ongoing basis.  The Trustees, the Trust officers, and legal counsel to the Trust and to the independent Trustees may receive such information on an as-needed basis.

From time to time, nonpublic information regarding the Fund’s portfolio holdings may also be disclosed to certain mutual fund consultants, analysts, rating or ranking entities, or other entities or persons (“Recipients”) that have a legitimate business purpose in receiving such information.  Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if a Trust officer determines that:  (1) the more current information is necessary for a Recipient to complete a specified task; (2) a Fund has a legitimate business purposes for the disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders.

Any Recipient receiving such information shall agree in writing to:  (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Fund, on the basis of the information.  Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (a) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (b) will assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (c) upon request from the Trust, will return or promptly destroy the information.  The Trust Officer shall report to the Board at its next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust Officer’s reasons for determining to permit such disclosure.

No compensation is received by the Fund, nor, to the Fund’s knowledge, paid to the Advisor or any other party in connection with the disclosure of the Fund’s portfolio holdings.  The codes of ethics of the Trust, the Advisor and the Distributor are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Fund’s portfolio holdings.  In addition, the Fund’s service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Fund’s portfolio holdings disclosure policy is subject to review by the Fund’s CCO, who will report the results of such review at least annually to the Board.  Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

THERE IS NO ASSURANCE THAT THE FUND’S PORTFOLIO HOLDINGS DISCLOSURE POLICY WILL PROTECT THE FUND AGAINST POTENTIAL MISUSE OF HOLDINGS INFORMATION BY INDIVIDUALS OR FIRMS IN POSSESSION OF THAT INFORMATION.

5. Purchase and Redemption Information

A.  General Information

A shareholder may effect purchases or redemptions or request any shareholder privilege by contacting the Transfer Agent.  The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.  Shares of the Fund are sold on a continuous basis by the Distributor.  The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only.   In the Advisor’s discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares.  The Fund will only accept securities that (1) are not restricted as to transfer by law and (2) have a value that is readily ascertainable.

1.  Individual Retirement Accounts

Unless the shareholder designates otherwise, all contributions into an individual retirement account through the automatic investing service are treated as contributions made during the year that the contribution is received.

2.  UGMAs/UTMAs

If the trustee’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the investor must provide a copy of the trust document.

B.  Redemption Information

The Fund may redeem shares involuntarily (1) to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares or (2) to collect any charge relating to transactions effected for the benefit of a shareholder that is applicable to the Fund’s shares as provided in the Prospectus.

1.  Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) other circumstances exist that the SEC addresses by order for the protection of the shareholders of the Fund.

2.  Redemption in Kind

Redemption proceeds normally are paid in cash.  If deemed appropriate and advisable by the Advisor, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board.  The Trust has filed an election with the SEC pursuant to which the Fund may effect a redemption in portfolio securities only if the particular shareholder is redeeming more than $250,000 or 1% of the Fund’s total net assets, whichever is less, during any 90-day period.

C.  NAV Determination

In determining the NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services.  If no sale price is reported, the average of the last bid and ask price is used.  If no average price is available, the last bid price is used.  If market quotations are not readily available, then securities are valued at fair value as determined by the Valuation Committee.

D.  Distributions

A shareholder may elect to receive distributions in cash or to have net investment income reinvested.  Distributions of net investment income will be reinvested at the NAV as of the last day of the period with respect to which the distribution is paid.  Distributions of capital gain will be reinvested at the NAV on the payment date for the distribution.  Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.
6. Taxation

The tax information set forth in the Prospectus and in this section relates solely to U.S. Federal income tax law and assume that the Fund qualifies for treatment as a regulated investment company under the law (as discussed below).  This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the implications to shareholders.  The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.  All investors should consult their own tax advisors as to the Federal, state, local and foreign tax provisions applicable to them.

This section is based on the Code as in effect on the date hereof.  Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

A.  Qualification as a Regulated Investment Company

The Fund intends for each tax year to qualify as a “regulated investment company” under the Code.  This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.  The tax year-end of the Fund is December 31, which is the same as its fiscal year-end.

1.  Meaning of Qualification

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, interest, dividends, net short-term capital gain over long-term capital loss and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders.  To continue to qualify for that treatment the Fund must satisfy the following requirements:

•
The Fund must distribute at least 90% of its investment company taxable income for the tax year.  Certain distributions made by the Fund after the close of its taxable year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.

•
The Fund must derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived from its business of investing in securities or foreign currencies and (2) net income from an interest in qualified publicly traded partnership (“QPTP”).

•
The Fund must satisfy the following asset diversification tests at the close of each quarter of a taxable year:  (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, the equity securities of a QPTP being considered voting securities for these purposes); and (2) no more than 25% of the value of the Fund’s total assets may be invested in (a) the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), (b) the securities (other than the securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or (c) the securities of one or more QPTPs.

2.  Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would have a negative impact on the Fund’s income and performance.  It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.  Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year.  These distributions are taxable to a shareholder as ordinary income.  A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals through December 31, 2010 at a maximum federal income tax rate of 15% (0% for individuals in lower tax brackets), provided that holding period and other requirements are met by the Fund and the shareholder.  A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations.  To the extent that the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

The Fund anticipates distributing substantially all of its net capital gain for each taxable year.  These distributions generally are made only once a year, usually in December, but the Fund may make additional distributions of net capital gain at any time during the year.  These distributions are taxable to a shareholder as long-term capital gain, regardless of how long the shareholder has held his shares.  These distributions do not qualify for the dividends-received deduction or as qualified dividend income.

The Fund may have capital loss carryovers (unutilized capital losses from prior years).  These capital loss carryovers may be used for up to eight years to offset any current capital gain (whether short-term or long-term).  All capital loss carryovers are listed in the Fund’s financial statements.  Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce a shareholder’s tax basis in the shares and are treated as gain from the sale of the shares to the extent that his basis would be reduced below zero.

Each distribution by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund).  If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares with a NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain or unrealized appreciation in the value of the assets of the Fund.  Distributions of these amounts are taxable to a shareholder in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, a shareholder is required to take distributions by the Fund into income in the year in which they are made.  A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that year even if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) to them during the year.

C.  Certain Tax Rules Applicable to the Fund’s Transactions

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short-term or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options).  When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration.  When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund.  When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid.  When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and foreign currency contracts are considered “Section 1256 contracts” for federal income tax purposes.  Section 1256 contracts held by the Fund at the end of each tax year are marked to market and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year.  Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses.  The Fund may elect to exempt its Section 1256 contracts that are part of a mixed straddle (as described below) from the application of Section 1256 of the Code.

Any option, futures contract, forward contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for federal income tax purposes.  A straddle of which at least one, but not all, of the positions that are Section 1256 contracts may constitute a “mixed straddle.”  In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that:  (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions may be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 positions may be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.  Various elections are available to the

Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.  In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under current federal tax law, if the Fund invests in bonds issued with “original issue discount,” the Fund generally will be required to include in income as interest each year, in addition to stated interest received on such bonds, a portion of the excess of the face amount of the bonds over their issue price, even though the Fund does not receive payment with respect to such discount during the year.  With respect to “market discount bonds” (bonds purchased by the Fund at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds.  As a result, in order to make the distributions necessary for the Fund not to be subject to federal income or excise taxes, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash which the Fund has actually received as interest during the year.

D.  Federal Excise Tax

A 4% nondeductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to (1) 98% of its ordinary taxable income for the calendar year plus (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year.  The balance of the Fund’s income must be distributed during the next calendar year.  The Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year ending in the calendar year.

For purposes of calculating the excise tax, the Fund (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 (or December 31, if the Fund so elects) of any year in determining the amount of ordinary income for the current calendar year.  The Fund will include foreign currency gains and losses incurred after October 31 (or December 31, if the Fund so elects) in determining ordinary income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary-income and capital-gain net income prior to the end of each calendar year to avoid liability for the excise tax.  Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.  Redemption of Shares

In general, a shareholder will recognize gain or loss on the redemption of shares of the Fund in an amount equal to the difference between the proceeds of the redemption and the shareholder’s adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if the shareholder purchases Fund shares (for example, by reinvesting dividends) within 30 days before or after the redemption (a “wash sale”).  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.  In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  Any capital loss arising from the redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which a shareholder’s risk of loss is offset by means of options, short sales or similar transactions is not counted.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.  Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and, in the case of failure described in clause (1) below, proceeds of redemptions of shares (regardless of whether a shareholder realizes a gain or a loss) otherwise payable to the shareholder if the shareholder:  (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.”  Backup withholding is not an additional tax; rather any amounts so withheld may be credited against a shareholder’s Federal income tax liability or refunded once the required information or certification is provided.

G.  State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund may differ from the rules for U.S. Federal income taxation described above.  These state and local rules are not discussed herein.  Shareholders are urged to consult their tax advisors as to the consequences of state and local tax rules with respect to an investment in the Fund.

H.  Foreign Taxes

Investment income received by the Fund from sources within foreign countries and gains it realizes on the disposition of foreign securities may be subject to foreign income taxes withheld at the source.  The U.S. has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries cannot be determined.  If more than 50% of the value of the Fund ’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by the Fund.  However, there can be no assurance that the Fund will be able to do so.  Pursuant to this election, a shareholder will be required (1) to include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (2) to treat his pro rata share of such foreign taxes as having been paid by him and (3) either to deduct such pro rata share of foreign taxes in computing his taxable income or to treat such foreign taxes as a credit against Federal income taxes.  A shareholder may be subject to rules that limit or reduce the ability to fully deduct, or claim a credit for, his pro rata share of the foreign taxes paid by the Fund.

7. Other Matters

A.  The Trust and its Shareholders

General Information

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995.  On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc.  The Trust and the Fund will continue indefinitely until terminated.

The Trust is registered as an open-end, management investment company registered under the 1940 Act.  The Trust offers shares of beneficial interest in its series.  As of the date hereof, the Trust consisted of the following series offering shares of beneficial interest:

Absolute Opportunities Fund (1)
Absolute Strategies Fund (2)
Adams Harkness Small Cap Growth Fund
Auxier Focus Fund (3)
Beck, Mack & Oliver Global Equity Fund
Beck, Mack & Oliver Partners Fund
Brown Advisory Core International Fund (1)
Brown Advisory Flexible Value Fund (4)
Brown Advisory Growth Equity Fund (4)
Brown Advisory Intermediate Income Fund (4)
Brown Advisory Maryland Bond Fund (1)
Brown Advisory Opportunity Fund (4)
Brown Advisory Small-Cap Fundamental Value Fund (4)
Brown Advisory Small-Cap Growth Fund (5)
Brown Advisory Value Equity Fund (4)

Brown Cardinal Small Companies Fund (4)
DF Dent Premier Growth Fund
Fountainhead Special Value Fund
Golden Large Cap Core Fund (6)
Golden Small Cap Core Fund (6)
Grisanti Brown Value Fund (7)
Lou Holland Growth Fund (9)
Merk Absolute Return Currency Fund (6)
Merk Asian Currency Fund (6)
Merk Hard Currency Fund (6)
Payson Total Return Fund
Polaris Global Value Fund
The BeeHive Fund
Waterville Large Cap Value Fund (6)

(1)           The Trust registered for sale shares of beneficial interest in an Institutional class of this series.
(2)	The Trust registered for sale shares of beneficial interest in Institutional, R and C classes of this series. Effective August 1, 2009, Class C shares were converted to R shares.
(3)	The Trust registered for sale shares of beneficial interest in Investor, A and C classes of this series. Effective August 27, 2008, Class C shares were converted to Investor Shares.
(4)
The Trust registered for sale shares of beneficial interest in Institutional and A classes of this series.  Currently A shares of Brown Advisory Small-Cap Fundamental Value Fund are not publicly offered.

(5)
The Trust registered for sale shares of beneficial interest in Institutional and A classes of this series.  The Fund has ceased the public offering of D Shares.  This means that the class is closed to new investors, and current shareholders cannot purchase additional shares except through a pre-established reinvestment program.

(6)
The Trust registered for sale shares of beneficial interest in Institutional and Investor classes of this series.  Currently Investor Shares of the Golden Large Cap Core Fund and Golden Small Cap Core Fund are not offered for sale.

(7)	The Trust registered for sale shares of beneficial interest in an I Shares class of this series. Previously, Grisanti Brown Value Fund’s I share class was named “Institutional Shares.”
(8)	The Trust registered for sale shares of beneficial interest in Institutional, A and C classes of this series. Currently C shares are not offered for sale.
(8) (9)
The Trust registered for sale shares of beneficial interest in Institutional, A and C classes of this series.  Currently C shares are not offered for sale.
The Trust registered for sale shares of beneficial interest in Investor, Institutitional, A and C classes of this series.  Currently C shares are not offered for sale.

The Trust has an unlimited number of authorized shares of beneficial interest.  The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.  The costs of doing so will be borne by the Trust.

2.  Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio, and the expenses of a series of class or shares will affect performance.  For more information on any other series or class of shares of the Trust, investors may contact the Transfer Agent.

3.  Shareholder Voting and Other Rights

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares.  Each class votes separately with respect to the provisions of any Rule 12b-1 plan that pertains to the class and other matters for which separate class voting is appropriate under applicable law.  Generally, shares will be voted separately by individual series except if (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series and (2) the trustees determine that the matter affects more than one series and all affected series must vote.  The trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.  Delaware law does not require the Trust to hold annual meetings of shareholders, and shareholder meetings will be held only when specifically required by Federal or state law.  There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder’s pro rata share of all distributions arising from that series’ assets and, upon redeeming shares, will receive the portion of the series’ net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust’s (or a series’) outstanding shares may, as set forth in the trust instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

5.  Termination or Reorganization of Trust or a Series

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company.  Under the trust instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust’s registration statement.

Under the trust instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act.  The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the trustees without shareholder consent.

B.  Fund Ownership

As of [XXX], the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of the Fund.

As of [XXX], certain shareholders of record owned 5% or more of the outstanding shares of the Fund.  Shareholders known by the Fund to own of record or beneficially 5% or more of the outstanding shares of a class of shares of the Fund are listed in Table 5 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund.  Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.  As of [XXX], [XXX] owned more than 25% of the Fund and thus may be deemed to control the Fund.

C.  Limitations on Shareholders’ and Trustees’ Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit.  In the past, the Trust believes that the securities regulators of some states have indicated that they and the courts in their state may decline to apply Delaware law on this point.  The trust instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust.  The trust instrument provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series.  The trust instrument also provides that each series will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations.  The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The trust instrument provides that the Trustees will not be liable to any person other than the Trust and its shareholders.  In addition, the trust instrument provides that the Trustees will not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.  Proxy Voting Procedures

A copy of the Trust’s and the Advisor’s proxy-voting procedures are included as Appendices C and D, respectively.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available without charge, upon request, by contacting the Transfer Agent at (866) 684-4915 (toll free) and on the SEC’s web site at www.sec.gov.

E.  Code of Ethics

The Trust, the Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that is designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Advisor, and the Distributor.  The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

F.  Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act and the 1940 Act with respect to the securities offered hereby.  The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, DC.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G.  Financial Statements

The Fund’s Financial Statements and Financial Highlights for the fiscal year ended December 31, 2009 are included by reference into this SAI from the Fund’s annual report to shareholders and have been audited by [XXX], an independent registered public accounting firm, as stated in its report, which is incorporated herein by reference, and have been so incorporated in reliance upon reports of such firm, given upon its authority as an expert in accounting and auditing.

Appendix A - Description Of Securities Ratings

A.	Long-Term Ratings

1.
Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.
Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:
• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D
An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

B.	Preferred Stock Ratings -- Moody’s Investors Service

Aaa
An issue which is rated “Aaa” is considered to be a top-quality preferred stock.  This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa
An issue which is rated “Aa” is considered a high-grade preferred stock.  This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

A
An issue which is rated “A” is considered to be an upper-medium grade preferred stock.  While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa
An issue which is rated “Baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured.  Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba
An issue which is rated “Ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.  Uncertainty of position characterizes preferred stocks in this class.

B
An issue which is rated “B” generally lacks the characteristics of a desirable investment.  Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	An issue which is rated “Caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca	An issue which is rated “Ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the most senior long-term rating of the issuer or its guarantor or support provider.

2.	Standard and Poor’s

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings.  Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Appendix B – Miscellaneous Tables

Table 1- Investment Advisory Fees

The following table shows the dollar amount of the fees payable by the Fund to the Advisor, the amount of fees reduced or reimbursed by the Advisor and the actual fees received by the Advisor.  The data presented are for the life of the Fund.

	Advisory Fee	Advisory Fee Reduced or Reimbursed	Advisory Fee Received
Year ended December 31, 2008	$37,241	$37,241	$0
Year ended December 31, 2009	$236,977	$171,086	$65,891

Table 2 – Administration Fees

The following table shows the dollar amount of fees payable by the Fund to Atlantic for administration services, the amount of the fees waived by Atlantic for administrative services and the actual fees received by Atlantic under the Services Agreement.  The data presented are for the life of the Fund.

	Administration Fee	Administration Fee Waived	Administration Fee Received
Year ended December 31, 2008	$9,892	$0	$9,892
Year ended December 31, 2009	$134,989	$16,000	$118,989

Table 3 - Compliance Fees

The following table shows the dollar amount of fees payable by the Fund to Atlantic for Compliance Services, the amount of the  fees that was waived by Atlantic and the actual fees received by Atlantic.  The data presented are for the life of the Fund.

	Compliance Fee	Compliance Fee Waived	Compliance Fee Received
Year ended December 31, 2008	$44,636	$0	$44,636
Year ended December 31, 2009	$30,657	$5,259	$25,398

Table 4 - Commissions

The following table shows the aggregate brokerage commissions paid by the Fund, as well as aggregate commissions paid to any affiliate of the Fund or the Advisor.  The data presented are for the life of the Fund.

	Total Brokerage Commissions ($)	Total Brokerage Commissions ($) Paid to an Affiliate of the Fund, Advisor or Distributor	% of Brokerage Commissions Paid to an Affiliate of the Fund, Advisor or Distributor
Year ended December 31, 2008	$37,735	$0	$0
Year ended December 31, 2009	$45,386	$0	$0

Table 5 – 5% Shareholders

The following table lists, as of XX, 2010,  (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund.

Name and Address	% of Fund
%
%

B-1

Appendix C – Trust Proxy-Voting Procedures

FORUM FUNDS

POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

July 31, 2003
As Amended September 14, 2004 and December 11, 2009

SECTION 1.   PURPOSE

Shareholders of the various series of Forum Funds (the “Trust”) expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a “Fund”).  The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments.

This document describes the Policies and Procedures for Voting Proxies (“Policies”) received from issuers whose voting securities are held by each Fund.

SECTION 2.   RESPONSIBILITIES

(A) Adviser.  Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an “Adviser”).  These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services.  To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund’s investment objectives, subject to the provisions of these Policies.

The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

The Adviser shall be responsible for coordinating the delivery of proxies by the Fund’s custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a “Proxy Voting Service”).

(B) Reporting.  The Adviser shall provide periodic reports to the Trust as to the implementation and operation of these Policies and the proxy voting policies and procedures of the Adviser as they relate to the Funds.

SECTION 3.  SCOPE

These Policies summarize the Trust’s positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund’s shares on each issue raised in a proxy statement.  These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise.  Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases.  For that reason, there may be instances in which votes may vary from these Policies.

SECTION 4.   POLICIES AND PROCEDURES FOR VOTING PROXIES

(A) General

(1) Use of Adviser Proxy Voting Guidelines or Proxy Voting Service.  If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust’s Board of Trustees (the “Board”) has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund’s proxies and has approved such guidelines; and (C) the Adviser’s or Proxy Voting Service’s Guidelines are filed as an exhibit to the applicable Fund’s Registration Statement (each considered “Adviser Guidelines”), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund’s proxies consistent with such Adviser Guidelines.

(2) Absence of Proxy Voting Guidelines.  In the absence of Adviser Guidelines, the Adviser shall vote the Fund’s proxies consistent with Sections B and C below.

(B) Routine Matters

As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight.  The position of the issuer’s management will not be supported in any situation where it is determined not to be in the best interests of the Fund’s shareholders.

(1) Election of Directors.  Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors.  Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

(2) Appointment of Auditors.  Management recommendations will generally be supported.

(3) Changes in State of Incorporation or Capital Structure.  Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer.  Proposals to increase authorized common stock should be examined on a case-by-case basis.  If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund’s shareholders.

(C) Non-Routine Matters

(1) Corporate Restructurings, Mergers and Acquisitions.  These proposals should be examined on a case-by-case basis.

(2) Proposals Affecting Shareholder Rights.  Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

(3) Anti-takeover Issues.  Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

(4) Executive Compensation.  Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

(5) Social and Political Issues.  These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

(D) Conflicts of Interest

Each Adviser is responsible for maintaining procedures to identify conflicts of interest and, when applicable, determining the adequacy of a Proxy Voting Service’s procedures to identify conflicts.  The Trust recognizes that under certain circumstances an Adviser or Proxy Voting Service may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser.  A “conflict of interest” includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, the Proxy Voting Service or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

If a Proxy Voting Service determines it has a conflict of interest with respect to voting proxies on behalf of the Fund, the Adviser shall vote the proxy in the best interests of the Fund and its shareholders.

If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board.  In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals.  The Adviser will vote the proposal according to the determination and maintain records relating to this process.

(E) Abstention

The Trust may abstain from voting proxies in certain circumstances.  The Adviser or the Chairman of the Board may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund’s shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund’s investment in the issuer.

Appendix D – Advisor Proxy-Voting Procedures

Proxy-Voting Policy

We have adopted proxy-voting policies and procedures that set forth how and under what circumstances we vote proxies for clients.  We vote proxies in accordance with any client instructions.  Otherwise, we vote in accordance with the following policies and procedures.

These proxy-voting policies and procedures are designed to ensure that we comply with the Advisers Act and rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”).  Under the Advisers Act, we owe our clients duties of care and loyalty with respect to all services undertaken on their behalf, including proxy voting.  To satisfy our duty of care, we monitor corporate events and, except in unusual circumstances, vote proxies.  If it is in the best interest of a client not to vote a proxy, such as when the cost of voting the proxy would exceed any benefit to the client, proxy voting may not be required.  For example, if voting a proxy on a foreign security would require the hiring of a translator, the costs of casting an educated vote may exceed any benefit to the client.  However, outside of unusual circumstances, our duty of care requires the voting of proxies.  To satisfy our duty of loyalty, we seek to ensure that no conflict of interest interferes with our ability to vote proxies in the best interest of a client.

These policies and procedures apply when a client has implicitly or expressly granted us the authority to vote proxies on his behalf.  In most cases, the investment management agreement expressly provides that we have the power to vote proxies.  When the client has entrusted the firm with full discretionary authority over his account, the grant of discretionary authority implicitly includes the authority to vote proxies.

Risks

In developing these policies and procedures, we considered numerous risks associated with the proxy-voting process.  This analysis includes risks such as:

▪	Proxies may not be identified and processed in a timely manner;

▪	Proxies may not be voted in the best interest of clients;

▪	Conflicts of interest between our firm and a client may not be identified or resolved appropriately;

▪	Third-party proxy-voting services may not vote proxies according to our instructions; and

▪	Proxy-voting records, client requests for proxy-voting information, and our responses to such requests may not be properly maintained.

We have established the following guidelines to mitigate these risks.

General Principles

We vote proxies with respect to securities held in a client account in the manner that we believe to be in the best interest of the client.  Unless otherwise instructed by a client, we believe that the maximization of the value of client investments constitutes the best interest of the client.

Our policies with respect to certain specific types of voting decisions are set forth below.  When it is in the best interest of a client, we will deviate from the general approaches summarized below.  In most cases, a security for which proxies are being sought is held in more than one client account.  In those circumstances, we typically vote all client proxies in the same manner.  However, if client objectives differ or our portfolio managers reach different conclusions as to the advisability of a particular proposal, we may not exercise our voting authority uniformly across client accounts.  For example, a short-term gain attributable to a merger transaction may be in the best interest of a client with a short investment horizon, while the same merger transaction may not be in the best interest of a client with a long investment horizon.

Routine Proposals (Generally Vote with Management)

In routine matters, we generally vote in the manner recommended by management of the issuer.  We believe that management is usually in the best position to evaluate routine proposals.  However, we will not follow a management recommendation if, in our judgment, circumstances suggest that the vote recommended by management will not maximize the value of the investment of a client.  Examples of circumstances that may lead us to vote against the recommendation of management, even in a routine matter, are noted below.

Election of Directors.  We may vote against the recommended slate of directors in circumstances such as contested elections, the poor performance of a nominee, or when the election of management nominees appears likely to compromise the independent judgment of the board of directors.

Selection of Independent Auditors.  We may vote against management when a change in auditors is based upon a disagreement over accounting policy or when non-audit fees constitute a disproportionately large portion of the fees paid to the recommended auditor.

Reincorporation.  We may vote against management if the reincorporation results in a move to a jurisdiction with fewer legal protections for shareholders or with anti-takeover statutes that may adversely affect share value by discouraging potential acquirers.

Stock Splits.  We generally vote against management proposals to increase the number of authorized common shares in connection with a proposed stock split if the proposal results in an increase of the number of authorized but unissued shares.

Director Indemnification.  Although we generally view director indemnification as a routine matter in which the judgment of management may be respected, taking into account the need to recruit qualified directors, we may vote against proposed indemnification provisions in circumstances in which the proposed indemnification is overly broad.

Equity-Based Compensation Plans (Case-by-Case Consideration)

We generally support equity compensation plans that are reasonably designed to align the interests of employees and executives with those of shareholders.  However, we may oppose an equity-based compensation plan if, among other things, it would cause excessive dilution of existing shareholders or would be likely to provide compensation in excess of that required to recruit and retain qualified employees and executives.

Corporate Structure, Shareholder Rights, and Anti-Takeover Measures (Generally Vote Against Anti-Takeover Measures; Evaluate Other Measures on a Case-by-Case Basis)

We believe that the interest of a client in an equity investment is generally maximized when an issuer does not adopt measures that have the effect of discouraging potential acquirers.  We therefore generally vote against proposals that would tend to discourage potential acquirers.  However, we recognize that some measures, such as authorizing additional stock, may maximize shareholder value for business purposes unrelated to any anti-takeover effect, and we support these measures on a case-by-case basis.

We generally vote in favor of proposed actions, such as the authorization of blank-check preferred stock, an increase in authorized stock, and stock repurchases, if we believe that the actions are likely to achieve a worthwhile business purpose apart from discouraging potential acquirers.  In addition, we generally vote in favor of proposed actions that tend to increase the power of minority shareholders, such as:

▪	Implementing cumulative voting;

▪	Removing super-majority voting requirements;

▪	Removing barriers to shareholder action, such as bylaws or charter provisions that limit the right of shareholders to call a special meeting or to act by written consent; and

▪	Requiring that poison-pill and shareholder rights plans be subject to a shareholder vote.

We generally vote against proposed actions that tend to discourage potential acquirers without achieving other business objectives apart, such as implementing a staggered board or implementing a poison-pill or other shareholder-rights plan.

Social Policy Issues (Generally Vote with Management)

We generally vote with management on issues that primarily concern social or ethical considerations, such as shareholder proposals to disclose or amend certain business practices.  Because our interest in investments is primarily economic, we rely on management to evaluate issues that primarily raise social or ethical considerations.

General Procedures

Our procedures are designed with two primary objectives.  First, the procedures are designed to ensure that any material conflicts of interest raised by a particular proxy are identified and that the proxy in question is voted in the best interest of the client.  Second, the procedures are designed to ensure that we produce and retain proxy-voting records as required by the rules under the Advisers Act.  Our proxy coordinator implements these procedures in her capacity as proxy coordinator, with the cooperation of the portfolio managers who have voting authority or investment discretion over the client accounts for which proxy materials have been received.  These activities are reviewed by the Chief Compliance Officer of the Advisor.

Responsibilities of Proxy Coordinator

All proxy materials that we receive are forwarded to the proxy coordinator, who is responsible for the following tasks:

▪
All proxy materials received are noted in our proxy logs.  Separate proxy logs are maintained for those proxies voted by Broadridge Financial Solutions, Inc., our third-party proxy-voting service, and those proxies that are voted manually.  In addition to maintaining the proxy logs, the proxy coordinator maintains files containing (1) each proxy statement received regarding client securities (unless such proxy statements are available on the EDGAR system of the SEC or maintained by a third party, such as a proxy-voting service, that has undertaken to provide the documents promptly upon request), (2) any document created by a Supervised Person that was material to deciding how to vote proxies on behalf of a client or that memorializes the basis for that decision, and (3) in accordance with rule 204-2(c)(2) under the Advisers Act, all written requests from clients regarding the voting of proxies on behalf of the client and any written response to such requests.

▪
The proxy coordinator is responsible for ensuring that all proxy materials are delivered to the appropriate portfolio manager and for notifying the portfolio manager of the time within which the proxy is to be voted.

▪	Upon receipt of instructions from the portfolio manager as discussed below, the proxy coordinator votes or abstains from voting proxies as instructed either manually or using the Broadridge system.

▪
Rule 206(4)-6 under the Advisers Act requires us, upon request by a client, to provide the client with information regarding how we voted proxies with respect to securities held in the account of the client and a copy of these proxy-voting policies and procedures.  The proxy coordinator is responsible for ensuring that all such information is provided to clients upon their request.

Responsibilities of Portfolio Managers

The portfolio managers who have voting authority or investment discretion over client accounts for which proxy materials have been received have responsibility for the following tasks:

▪
Once the portfolio manager has received the proxy materials from the proxy coordinator, he is responsible for determining whether we have voting authority with respect to the securities for which proxies are sought and notifying the proxy coordinator of his determination.

▪	The portfolio manager is responsible for determining whether a potential conflict exists with respect to the subject matter of the proxy materials.

▪
If the portfolio manager determines that a matter to be voted upon involves a potential conflict of interest, the portfolio manager advises the Chief Compliance Officer of the Advisor and the proxy coordinator.  The portfolio manager then determines, in consultation with the Chief Compliance Officer of the Advisor, whether the matter to be voted on presents a material conflict of interest.  If it is determined that a material conflict of interest exists, the portfolio manager in consultation with the Chief Compliance Officer of the Advisor (1) promptly contacts the client to describe the conflict presented and then instructs the proxy coordinator to vote the proxy in accordance with the instructions of the client, or (2) instructs the proxy coordinator to vote the proxy in the manner that the portfolio manager believes is in the best interest of the client, so long the vote is against the interest of the firm or the interest of the relevant interested party, or (3) instructs the proxy coordinator to vote the proxy in a manner that is recommended by an independent third party, such as a large institutional shareholder with interests that appear to be aligned with the client or a proxy-voting service, or (4) in extraordinary circumstances, instructs the proxy coordinator to abstain from voting the proxy.

▪
The portfolio manager is responsible for evaluating the matters on which a vote is requested and for instructing the proxy coordinator how to vote the proxy or to abstain from voting, in each case in a manner that is in the best interest of the client after taking into consideration the policies outlined in this compliance manual.  In addition, the portfolio manager provides the proxy coordinator with any document created by a Supervised Person that was material to deciding how to vote the proxy or that memorializes the basis for his decision.

▪	Responsibilities of CCO

At least annually, the Chief Compliance Officer of the Advisor (1) reviews the proxy log to ensure that it is complete, (2) reviews client files and proxy records with a view toward ensuring that the proxy log has accurately recorded the presence or absence of voting authority and that proxies are being voted in accordance with these proxy-voting policies and procedures, (3) reviews the proxy records maintained by the proxy coordinator to ensure that records of the voting of the proxies are being maintained in accordance with these procedures, and (4) ensures that we have disclosed to clients how they may obtain information about how we voted proxies and has described our proxy-voting policies and procedures to clients.  In addition, the Chief Compliance Officer of the Advisor is responsible for ensuring that any potential client conflict is addressed in accordance with these procedures and in a manner that puts the interest of the client first.

Reporting of Proxies Voted on Behalf of the Fund

On an annual basis, we provide to Forum Funds information relating to the proxies voted on behalf of the Fund that is necessary for the Trust to file its annual report of proxy-voting record on Form N-PX.

PART C
OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)
Trust Instrument of Registrant as amended and restated on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(b)
By-Laws of Registrant as amended on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(c)	See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d)	(1)
Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

	(2)
Investment Advisory Agreement between Registrant and Beck, Mack & Oliver LLC dated April 10, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(3)
Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

	(4)
Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

	(5)
Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

	(6)
Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

	(7)	Amended an Restated Management Agreement between Registrant and Auxier Asset Management is filed herewith as Exhibit (d)(7) .
	(8)
Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(9)
Sub-Advisory Agreements between Absolute Investment Advisers, LLC and certain sub-advisers to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(10)
Sub-Advisory Agreement between Absolute Investment Advisers LLC and Semaphore Management LLC dated March 12, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 250 via IDEA on June 1, 2009, accession number 0000315774-09-000026).

	(11)
Amended and restated Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 258 via EDGAR on September 28, 2009, accession number 0000315774-09-000096).

	(12)
Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

	(13)
Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

	(14)
Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 244 via EDGAR on December 17, 2008 accession number 0001193125-08-255185).

	(15)
Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial Management, LLC, regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 217 via EDGAR on September 28, 2007, accession number 0001193125-07-210050).

	(16)
Sub-Advisory Agreement between Liberty Street Advisors, LLC and Horizon Asset Management, Inc. regarding Liberty Street Horizon Fund (Exhibit incorporated by reference as filed as Exhibit (d)(18) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(17)
Sub-Advisory Agreement between Absolute Investment Adviser, LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

	(18)
Sub-Advisory Agreement between Absolute Investment Advisers, LLC and GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 220 via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

	(19)
Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

	(20)
Investment Advisory Agreement between Registrant and Spears Abacus Advisors LLC regarding The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 239 via EDGAR on September 29, 2008, accession number 0001193125-08-203258).

	(21)
Investment Advisory Agreement between Registrant and Absolute Investment Advisers LLC dated September 30, 2008 with respect to Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 242 via EDGAR in October 15, 2008, accession number 0001193125-08-211081).

	(22)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Green Eagle Capital LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(23)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Kingstown Capital Management L.P. (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(24)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Madden Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(25)
Sub-Advisory Agreement between Brown Investment Advisory Inc. and Munder Capital Management (Exhibit incorporated by reference as filed as Exhibit (d)(30) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(26)
Investment Advisory Agreement between Registrant and Waterville Capital, LLC dated October 8, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 262 via EDGAR on October 30, 2009, accession number 0000315774-09-000151.

	(27)
Advisory Agreement between Registrant and Holland Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) ) in post-effective amendment No 266 via EDGAR on December 23, 2009, accession number 0000315774-09-000232).

	(28)
Form-of Advisory Agreement between Registrant and Utendahl Capital Management, LP (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 265 via EDGAR on December 15, 2009, accession number 0000315774-09-000209).

	(29)
Form-of Sub-Advisory Agreement between Registrant and Pacific Investment Management Company LLC is filed as Exhibit (d)(29) in post-effective amendment No. 265 via EDGAR on December 15, 2009, accession number 0000315774-09-000209.

(e)	(1)
Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(2)
Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(2)(A)	Amended Appendix to Distribution Agreement between Registrant and Foreside Fund Services, LLC is filed herewith as Exhibit (e)(2)(A).

(f)	None.

(g)	(1)
Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

	(2)
Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

	(2)(A)
Amended Appendix to Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(2)(A) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(3)
Custodian Agreement between Registrant and Union Bank, N.A., dated July 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

(h)	(1)
Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 20, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 220 Via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

	(2)
Amendment to Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 250 via IDEA on June 1, 2009, accession number 0000315774-09-000026).

	(3)
Shareholder Service Plan of Registrant dated March 18, 1998 and amended February 12, 2009 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed Exhibit (h)(2) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(4)
Shareholder Service Plan of Registrant dated November 24, 2003 and amended February 12, 2009 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(5)
Shareholder Service Plan of Registrant dated September 22, 2005 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

	(6)
Contractual Expense Limitation Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 23, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 248 via Edgar on February 26, 2009, accession number 0001193125-09-039031).

	(7)
Expense Limitation Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(8)	Expense Limitation Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund is filed herewith as Exhibit (h)(8) .
	(9)
Compliance Services Agreement between Registrant and Atlantic Fund Administration, LLC (Exhibit incorporated by reference as Exhibit (h)(13) in post effective amendment No. 235 via EDGAR on July 25, 2008, accession number 0001193125-08-158164).

	(9)(A)
Amended Appendix to Compliance Services Agreement between Registrant and Atlantic Fund Administration, (Exhibit incorporated by reference as filed as Exhibit (h)(9)(A) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(10)
Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC dated June 25, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(11) )  in post-effective amendment No. 254via EDGAR on July 30, 2009, accession number 0001193125-09-159494).

	(11)
Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC dated July 24, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(12)  in post-effective amendment No. 254 via EDGAR on  July 30, 2009, accession number 0001193125-09-159494).

	(12)
Expense Limitation Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(13)
Letter of Agreement between Registrant and RDK Strategies, LLC regarding Brown Advisory International Fund (Exhibit incorporated by reference as Exhibit (h)(22) in post-effective amendment No. 217 via Edgar on September 28, 2007 accession number 0001193125-07-210050).

	(14)
Expense Limitation Agreement between Registrant and Spears Abacus Advisors LLC regarding The BeeHive Fund dated April 30, 2009 regarding The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(15)
Expense Limitation Agreement between Registrant and Brown Investment Advisory, Inc. regarding the Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(16)
Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC (Exhibit incorporated by reference as Exhibit (h)(23) in post-effective amendment No. 241 via EDGAR on October 1, 2008, accession number 0001193125-08-204655).

	(17)
Expense Limitation Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 268 via EDGAR on January 28, 2010  (accession number 0000315774-10-000011).

	(18)
Expense Limitation Agreement between Registrant and Grisanti Brown & Partners LLC (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 268 via EDGAR on January 28, 2010, accession number 0000315774-10-000011).

	(19)
Expense Limitation Agreement between Registrant and Waterville Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(22)post-effective amendment No. 262 via EDGAR on October 30, 2009, accession number 0000315774-09-000151).

	(20)
Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(21)
Form-of Expense Limitation Agreement between Registrant and Utendahl Capital Management, LP (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 265 via EDGAR on December 15, 2009, accession number 0000315774-09-000209.

	(22)
Expense Limitation Agreement between Registrant and Holland Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No 266 via EDGAR on December 23, 2009, accession number 0000315774-09-000232).

(i)		None.

(j)		None.

(k)		None.

(l)
Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as  Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)	(1)
Rule 12b-1 Plan dated February 17, 2006 adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Golden Large Cap Core Fund, Golden Small Cap Core Fund, Lou Holland Growth Fund, Merk Hard Currency Fund, Merk Asian Currency Fund, Grisanti Brown Value Fund, The BeeHive Fund and Waterville Large Cap Value Fund is filed herewith as Exhibit (m)(1) .

(n)	(1)
Amended and restated Rule 18f-3 Plan dated June 24, 2009 adopted by Registrant for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Core International Fund, Brown Advisory Flexible Value Fund,  Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund,  Brown Advisory Maryland Bond Fund, Brown Advisory Opportunity Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Value Equity Fund,  Golden Large Cap Core Fund, Golden Small Cap Core Fund, Grisanti Brown Value Fund, Lou Holland Growth Fund, Merk Hard Currency Fund and Merk Asian Currency Fund , Merk Absolute Return Currency Fund and Waterville Large Cap Value Fund is filed herewith as Exhibit (n)(1).

(p)	(1)
Code of Ethics adopted by Registrant as amended (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 253 via EDGAR on July 29, 2009, accession number 0000315774-09-000063).

	(2)
Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

	(3)
Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(4)
Code of Ethics adopted by Beck, Mack & Oliver (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(5)
Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(6)
Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(7)
Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(8)
Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043).

	(9)
Code of Ethics adopted by AH Lisanti Capital Growth, (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(10)
Code of Ethics adopted by Citi Fund Services, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(10) ) in post-effective amendment No. 254 via EDGAR on July 30, 2009, accession number 0001193125-09-159494).

	(11)
Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

	(12)
Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(13)
Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 253 via EDGAR on July 29,2009, accession number 0000315774-09-000063).

	(14)
Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(15)
Code of Ethics adopted by Contravisory Investment Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(16)
Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(17)
Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(18)
Code of Ethics adopted by MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(19)
Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

	(20)
Code of Ethics adopted by Semaphore Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(20) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(21)
Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(22)
Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(23)
Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(24)
Code of Ethics adopted by Grisanti Brown & Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(25)
Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 253 via EDGAR on July 29,2009, accession number 0000315774-09-000063).

	(26)
Code of Ethics of Mohican Financial Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322).

	(27)
Code of Ethics adopted by Kovitz Financial Group, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(28)
Code of Ethics adopted by GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(29)
Code of Ethics adopted by Spears Abacus Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(30)
Code of Ethics adopted by Green Eagle Capital LLC (Exhibit is incorporated by reference as Exhibit (p)(36) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(31)
Code of Ethics adopted by Kingstown Capital Partners LLC (Exhibit is incorporated by reference as Exhibit (p)(37) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(32)
Code of Ethics adopted by Madden Asset Management (Exhibit is incorporated by reference as Exhibit (p)(38) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(33)
Code of Ethics adopted by Twin Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(34)
Code of Ethics adopted by Holland Capital LLC (Exhibit incorporated by reference as filed herewith as Exhibit (p)(34) in post-effective amendment No. 266 via IDEA on December 23, 2009, accession number 0000315774-09-000232).

	(35)	Code of Ethics adopted by Waterville Capital, LLC is filed herewith as Exhibit (p)(35).

Other Exhibits:

(A)
Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits(A) in post-effective amendment No. 232 via EDGAR on June 6, 2008 accession number 0001193125-08-129746).

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.

ITEM 30.	INDEMNIFICATION
In accordance with Section 3803 of the Delaware Business Trust Act, Section 10.02 of Registrant’s Trust Instrument provides as follows:

“10.02. INDEMNIFICATION

(a)  Subject to the exceptions and limitations contained in Section (b) below:

(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

(ii) The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that Covered Person’s action was in the best interest of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office,

(A) By the court or other body approving the settlement;

(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder’s heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Beck, Mack & Oliver, LLC includes language similar to the following:

“SECTION 3. STANDARD OF CARE.

(a) The Trust shall expect, and the Adviser shall give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable for error of judgment or mistake of law or for any loss incurred by the Trust or any Fund in connection with matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

“SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Merk Investments, LLC; Polaris Capital Management, Inc.; Grisanti Brown & Partners , LLC; provide similarly as follows:

“SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust’s security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.”

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

“(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act (“Distributor Indemnitees”) free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor (“Distributor Claims”).

After receipt of the Distributor’s notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the “Trust Indemnitees”), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

(i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

(ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement (“Trust Claims”).

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust’s and the Distributor’s obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties’ representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.”

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	AH Lisanti Capital Growth, LLC
The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Mary Lisanti	President	AH Lisanti
John Adams	Chairman	AH Lisanti, Canaccord Adams Inc.
Kevin Dunn	Director	AH Lisanti, Canaccord Adams Inc.

(b)	Beck, Mack & Oliver LLC.
The following chart reflects the directors and officers of Beck Mack & Oliver, including their business connections of a substantial nature. The address of BM&O is 360 Madison Ave., New York, NY 10017.
Name	Title	Business Connection
Peter A. Vlachos	Manager Director	BM&O
David E. Rappa	Member	BM&O
Zoe A. Vlachos		BM&O
Robert C. Beck	Senior Member	BM&O
Gerald M. Sedam, II	Member	BM&O
Robert J. Campbell	Member	BM&O
Walter K. Giles	Member	BM&O
Gilbert H. Dunham, Jr.	Member and Chief Compliance Officer	BM&O
Lyman Delano	Member	BM&O
Zachary A. Wydra	Member	BM&O

(c)	Auxier Asset Management LLC
The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5285 S.W. Meadows Road, Suite 333, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
J. Jeffrey Auxier	Chief Executive Officer	Auxier
Lillian Walker	Chief Compliance Officer	Auxier

(d)	Brown Investment Advisory Incorporated
The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Michael D. Hankin	President & Director	Brown; ABIM
	Director and Chief Executive Officer, Trustee	Brown Investment Advisory and Trust Company
	Director, President and Chief Executive Officer	Brown Advisory Holdings, Incorporated
David M. Churchill	Treasurer & Director	Brown; ABIM
	Treasurer and Chief Financial Officer	Brown Investment Advisory and Trust Company
	Treasurer and Chief Financial Officer	Brown Advisory Holdings, Incorporated
Patrick J. Ventura	Chief Compliance Officer	Brown; ABIM

(e)	D.F. Dent and Company, Inc.
The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Daniel F. Dent	President and Treasurer	D.F. Dent
Thomas F. O’Neil	Vice President and Secretary	D.F. Dent
Linda W. McCleary	Vice President	D.F. Dent
Matt F. Dent	Vice President	D.F. Dent
Michael M. Morrill	Vice President	D.F. Dent
Gary D. Mitchell	Vice President	D.F. Dent

(f)	Golden Capital Management, LLC
The following chart reflects the officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 400, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Greg W. Golden	Chief Executive Officer and President	Golden Capital Management
Jeff C. Moser	Chief Operating Officer	Golden Capital Management
Jonathan W. Cangalosi	Managing Director of Sales and Client Service	Golden Capital Management
Lynette W. Alexander	Managing Director of Operations	Golden Capital Management
Robert B. Carroll	General Counsel and Chief Compliance Officer	Golden Capital Management
Fred H. Karimian	Director of Quantitative Research	Golden Capital Management

(g)	H.M. Payson & Co.
The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.
Name	Title	Business Connection
John C. Downing	Managing Director, Treasurer, Chief Compliance Officer	H.M. Payson & Co.
Thomas M. Pierce	Managing Director	H.M. Payson & Co.
Peter E. Robbins	Managing Director, Chief Investment Officer	H.M. Payson & Co.
John H. Walker	Managing Director, Chairman of the Board	H.M. Payson & Co.
Teresa M. Esposito	Managing Director, Chief Operations Officer, Chief Financial Officer	H.M. Payson & Co.
John C. Knox	Managing Director	H.M. Payson & Co.
Michael R. Currie	Managing Director, President	H.M. Payson & Co.
William N. Weickert	Managing Director, Director of Research & Secretary	H.M. Payson & Co.
John S. Belivea	Managing Director	H.M. Payson & Co.
Joel S. Harri	Managing Director	H.M. Payson & Co.

(h)	King Investment Advisors, Inc.
The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Roger E. King	Chairman and President	King
John R. Servis	Director Owner, Commercial Real Estate	King, John R. Servis Properties 626 Wilcrest Dr. Houston, TX 77024
Pat H. Swanson	Chief Compliance Officer	King
Jane D. Lightfoot	Secretary/Treasurer	King

(i)	Munder Capital Management
The following chart reflects the directors and principal executive officers of Munder, including their business connections, which are of a substantial nature. The address of Munder is 480 Pierce Street, Birmingham, Michigan 48009 and unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
James S.Adams	Chief Executive Officer and Chief Investment Officer	Munder
Peter K. Hoglund	Managing Director and Chief Administrative Officer	Munder
Anne K. Kennedy	Managing Director	Munder
Peter G. Root	Managing Director and Chief Investment Officer	Munder
Stephen J. Shenkenberg	Managing Director, General Counsel, Chief Compliance Officer and Secretary	Munder
Sharon E. Fayolle	Managing Director	Munder
Beth A. Obear	Managing Director	Munder
James V. Fitzgerald	Managing Director	Munder
Tony Y. Dong	Managing Director	Munder
Munder Capital Holdings, LLC	General Partner	Munder
Munder Capital Holdings II, LLC	General Partner	Munder

(j)	Polaris Capital Management, Inc.
The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Bernard R. Horn, Jr.	President, Portfolio Manager	Polaris
Edward E. Wendell, Jr.	Treasurer President	Polaris Boston Investor Services, Inc.

(k)	Grisanti Brown & Partners, LLC
The following chart reflects the directors and officers of Grisanti Brown & Partners, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17th Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Vance C. Brown	Principal	Grisanti Brown & Partners
Christopher C. Grisanti	Principal	Grisanti Brown & Partners

(l)	GMB Capital Management, LLC
The following chart reflects the directors and officers of GMB Capital Management LLC, including their business connections, which are of a substantial nature. The address of GMB is 225 Franklin Street, 26th Floor, Boston, MA 02110 and unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Gabriel R. Bitran	Managing Member	GMB; Sloan Fellows Professor MIT Sloan School of Management 50 Memorial Drive, Cambridge, MA 02142

(m)	Absolute Investment Advisers, LLC
The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 350 Lincoln Street, Suite 216, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Anthony R. Bosch	Principal	Absolute
Brian D. Hlidek	Principal	Absolute
James P. Compson	Principal	Absolute
Christian E. Aymond	Principal	Absolute
Alexander H. Petro	Principal	Absolute
Christopher A. Ward	Principal	Absolute
Fort Hill Capital Management	Direct Owner	Absolute

(n)	Aronson+Johnson+Ortiz, LP
The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Theodore R. Aronson	Managing Principal; Limited Partner	AJO
Martha E. Ortiz	Principal; Limited Partner	AJO
Kevin M. Johnson	Principal; Limited Partner	AJO
Paul E. Dodge	Principal; Limited Partner	AJO
Stefani Cranston	Principal; Limited Partner	AJO
Gina Maria N. Moore	Principal; Limited Partner	AJO
Stuart P. Kaye	Principal; Limited Partner	AJO. Prior to joining AJO in 2008, Mr. Kaye was head of research in the U.S. Structured Products Group at Invesco.
Gregory J. Rogers	Principal; Limited Partner	AJO
Aronson+Johnson+Ortiz, LLC	General Partner	AJO
Joseph F. Dietrick	Principal; Limited Partner; Chief Compliance Officer	AJO
Douglas D. Dixon	Principal; Limited Partner	AJO
R. Brian Wenzinger	Principal; Limited Partner	AJO
Christopher J. Whitehead	Principal; Limited Partner	AJO

(o)	Bernzott Capital Advisors
The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Kevin Bernzott	Chairman; CEO;	Bernzott
Peter F. Banks	President; Chief Investment Officer	Bernzott
Dale A. Eucker	Director	Bernzott
Scott T. Larson	Director	Bernzott
Priscilla A. Simon	Chief Financial Officer	Bernzott
Denelle Rutherford	Director	Bernzott
Thomas A. Derse	Director	Bernzott
Madeline Rhods	Director	Bernzott
Bernzott Capital Advisors Profit Sharing Plan	Shareholder	Bernzott
Hans Walsh	Director; Vice President; Chief Operating Officer; Chief Compliance Officer	Bernzott
Marilyn Bernzott	Owner	Bernzott

(p)	Contravisory Investment Management Corp.
The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
George E. Noonan, Jr.	Chairman	Contravisory
William M. Noonan	President & Chief Executive Officer	Contravisory
Philip A. Noonan	Chief Operating Officer	Contravisory

(q)	Horizon Asset Management, Inc.
The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor , New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Denise M. Kashey	Director	Horizon
Steven Bregman	Director; President & Chief Operations Officer	Horizon
Mark Wszolek	Chief Compliance Officer	Horizon
Name	Title	Business Connection
Peter Doyle	Director; Vice President;	Horizon
Thomas C. Ewing	Director	Horizon
Andrew M. Fishman	Chief Compliance Officer; General Counsel & Secretary	Horizon
John Meditz	Vice Chairman; Director	Horizon
Murray Stahl	Chairman; Treasurer & Chief Executive Officer	Horizon

(r)	Kinetics Asset Management, Inc.
The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 555 Taxter Road, Suite 175, Elmsford, New York 10523 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Bruce P. Abel	Director; Secretary	Kinetics
Lawrence P. Doyle	Chairman	Kinetics
Peter Doyle	President; CEO; Director; Chief Investment Strategist	Kinetics
Andrew M. Fishman	Chief Compliance Officer & Assistant Secretary	Kinetics
Leonid Polyakov	Director; CFO	Kinetics
James G. Doyle	Of Counsel	Kinetics
Jay Kesslen	General Counsel	Kinetics
Frank Costa	Shareholder	Kinetics
Kinetics Voting Trust	Trust is Shareholder	Kinetics
Susan C. Conway	Shareholder	Kinetics
Karen & Larry Doyle Irrevocable Trust	Shareholder	Kinetics
Karen Doyle Trust	Shareholder	Kinetics
Lawrence Doyle Trust	Shareholder	Kinetics

(s)	MetWest Asset Management, LLC (MetWest)
The following chart reflects the directors and officers of MetWest, including their business connections, which are of a substantial nature. The address of MetWest is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Tad Rivelle	Chief Investment Officer	MetWest
David B. Lippman	Chief Executive Officer	MetWest
Laird R. Landmann	President	MetWest
Scott B. Dubchansky	Managing Director	MetWest
Bryan Whalen	Managing Director	MetWest
Mitchell Flack	Managing Director	MetWest
Stephen M. Kane	Generalist Portfolio Manager	MetWest
Joseph D. Hattesohl	Chief Financial Officer	MetWest
Anthony C. Scibelli	Director of Marketing	MetWest
Patrick A. Moore	Director of Client Service	MetWest
Keith T. Kirk	Chief Compliance Officer	MetWest
George Ristic	Chief Technology Officer	MetWest
Cal Rivelle	Chief Operating Officer	MetWest
MWAM Holdings, LLC	Member	MetWest

(t)	SSI Investment Management, Inc.
The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 9440 Santa Monica Blvd., 8th Floor, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
John D. Gottfurcht	President	SSI
Amy J. Gottfurcht	Chairman; CEO; Secretary	SSI
George M. Douglas	Vice President; Chief Investment Officer	SSI
Syed F. Mehdi	CCO; Vice President; Human Resources	SSI

(u)	TWIN Capital Management, Inc.
The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Geoffrey Gerber	President; CIO	TWIN
James D. Drake	Controller; Chief Compliance Officer	TWIN
Christopher Erfort	Senior Vice President, Portfolio Management	TWIN
James Hough	Senior Vice President, Quantitative Systems	TWIN

(v)	Yacktman Asset Management Co.
The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Donald A. Yacktman	President & Treasurer	Yacktman
Ronald W. Ball	Senior Vice President	Yacktman
Stephen A. Yacktman	Senior Vice President & Secretary	Yacktman
Jason Subotky	Vice President	Yacktman
Russell Wilkins	Vice President	Yacktman
Kent Arnett	Vice President & Chief Compliance Officer

(w)	Kovitz Investment Group, LLC.
The following chart reflects the directors and officers of Kovitz, including their business connections, which are of a substantial nature. The address of Kovitz is 222 West Adams Street, Suite 2160, Chicago, Illinois 60606 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Mitchell A. Kovitz	Chief Executive Officer	Kovitz
Jonathan A. Shapiro	Chief Financial Officer	Kovitz
Marc S. Brenner	President, Chief Legal Officer and Chief Compliance Officer	Kovitz
Bruce A. Weininger	Vice President	Kovitz
Harold (Skip) Gianopulos, Jr.	Managing Director	Kovitz
Edward W. Edens	Director-Client Services	Kovitz
Richard P. Salerno	Director-Fixed Income	Kovitz

(x)	Mohican Financial Management, LLC.
The following chart reflects the directors and officers of Mohican, including their business connections, which are of a substantial nature. The address of Mohican is 21 Railroad Avenue, Suite 35, Cooperstown, New York 13326 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Eric C. Hage	Managing Member, Chief Executive Officer & Chief Investment Officer	Mohican
Daniel C. Hage	Chief Operating Officer and Senior Trader	Mohican

(y)	Merk Investments, LLC (“Merk”)
The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue #455, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Axel Merk	President	Merk Investments LLC
Hanna Tikkanen Merk	Vice President	Merk Investments LLC
Kimberly Schuster	Director of Finance	Merk Investments LLC
Deborah Goldberg	Chief Compliance Officer	Merk Investments LLC

(z)	Spears Abacus Advisors, LLC
The following chart reflects the directors and officers of Spears Abacus Advisors LLC (“Spears Abacus”), including their business connections, which are of a substantial nature. The address of Spears Abacus is 147 E. 48th Street, New York, NY 10017, and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
William G. Spears	Chief Executive Officer; Principal Financial Officer; Managing Partner	Spears Abacus; Spears, Grisanti & Brown, 2001-2006
Robert M. Raich	President	Spears Abacus; Abacus & Associates
Frank A. Weil	Partner; Chairman	Spears Abacus; Abacus & Associates

(aa)	Green Eagle Capital LLC
The following chart reflects the directors and officers of Green Eagle Capital LLC, including their business connections, which are of a substantial nature. The address of Green Eagle Capital LLC is 250 East Illinois Road, Suite 200, Lake Forest, IL 60045 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Daniel Sperrazza	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)
	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.
Glenn Migliozzi	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)
	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.

(bb)	Madden Asset Management, LLC
The following chart reflects the directors and officers of Madden Asset Management, LLC, including their business connections, which are of a substantial nature. The address of Madden Asset Management, LLC is One International Place, 24th Floor, Boston, MA 02110 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Rob Madden	Managing Member	Madden Asset Management, LLC
Scott Madden	COO	Madden Asset Management, LLC

(cc)	Kingstown Capital Management, LP
The following chart reflects the directors and officers of Kingstown Capital Management, LP, including their business connections, which are of a substantial nature. The address of Kingstown Capital Management, LP, is 1270 Broadway, Suite 1009, New York, NY 10001 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected
Name	Title	Business Connection
Michael Blitzer	Managing Partner	Also Managing Partner of Kingstown Partners, LP
Guy Shanon	Managing Partner	Also Managing Partner of Kingstown Partners, LP

(dd)	Cardinal Capital Management, LLC
The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Amy K. Minella	Managing Partner	Cardinal
Eugene Fox	Managing Director	Cardinal
Robert B. Kirkpatrick	Managing Director	Cardinal
Thomas J. Spelman	Managing Director/Chief Financial Officer/Chief Compliance Officer	Cardinal
 (ee)Semaphore Management LLC
The following chart reflects the directors and officers of Semaphore Management LLC, including their business connections, which are of a substantial nature. The address of Semaphore Management LLC is 320 Park Avenue, 10th Floor, New York, New York 10022 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Paul J. Carpenter	Managing Member	Semaphore Management LLC
	Managing Member	Otis Partners LLC
	Director	Semaphore Offshore Ltd
Hoyt Ammidon, III	Managing Member	Semaphore Management LLC
	Managing Member	Otis Partners LLC
	Director	Semaphore Offshore Ltd
Robert C. Penberth	Chief Financial Officer and Chief Compliance	Semaphore Management LLC

(ff)Holland Capital Management LLC
The following chart reflects the directors and officers of Holland Capital Management LLC, including their business connections, which are of a substantial nature.  The address of Holland Capital Management LLC is One North Wacker Drive, Suite 700, Chicago, Illinois, 60606 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Louis A. Holland	Retired Founder; Former Founding Partner, Investment Strategist, Chief Investment Officer, Managing Partner	None
Catherine E. Lavery	Managing Director and Chief Administrative Officer; Former Managing Partner	None
Monica L. Walker, CPA	President, Chief Investment Officer – Equity; Former Managing Director, Managing Partner and Portfolio Manager	None
Laura J. Janus, CFA	Managing Director, Chief Investment Officer – Fixed Income; Former Managing Partner and Portfolio Manager	None
Susan M. Chamberlain	Chief Compliance Officer	None

(gg)Waterville Capital, LLC
The following chart reflects the directors and officers of Waterville Capital, LLC, including their business connections, which are of a substantial nature.  The address of Waterville Capital, LLC, is Radnor Court, Suite 140, 259 Radnor-Chester Road, Radnor, PA 19087 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Other Business Connection
Francis Bonner	Managing Member	None
Joseph Delaney	Managing Member, Chief Compliance Officer	None

(hh)Utendahl Capital Management, LP
The following chart reflects the directors and officers of Utendahl Capital Management, LP, including their business connections, which are of a substantial nature.  The address of Utendahl Capital Management, LP is 30 Broad Street, 21st Floor, New York, NY 10004 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Penny Zuckerwise	Chief Executive Officer	Utendahl Capital Management, LP
	Director	Lebenthal Funds Inc.
	Director	Boston Advisors
	Managing Partner	Boldcap Ventures
	Managing Member	Wiserock, LLC
Jo Ann Corkran	Chief Investment Officer	Utendahl Capital Management, LP
Gregory Parsons	Chief Operating Officer	Utendahl Capital Management, LP
	Managing Member (1998-1999)	CP Capital Partners
Thomas Mandel	Managing Director	Utendahl Capital Management, LP

(ii)   Pacific Investment Management Company LLC
The following chart reflects the directors and officers of Pacific Investment Management Company LLC, including their business connections, which are of a substantial nature.  The address of Pacific Investment Management Company LLC, is 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Adatia, Tina	Vice President	PIMCO
Afrasiabi, Mark S.	Senior Vice President	PIMCO
Agredano, Carlos	Vice President	PIMCO
Akerberg, Oskar	Vice President	PIMCO
Allamanis, Georgios	Vice President	PIMCO
Althof, Michael	Vice President	PIMCO
Amey, Mike	Executive Vice President	PIMCO and PIMCO Europe Limited
Ananthanarayanan, Mangala V.	Vice President	PIMCO
Anctil, Stacie D.	Senior Vice President Assistant Treasurer	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust
Anderson, Joshua M.	Executive Vice President	PIMCO
Andrews, David S.	Executive Vice President	PIMCO
Anochie, Kwame A.	Vice President	PIMCO
Arnold, Tammie J.	Managing Director	PIMCO
Arora, Amit	Senior Vice President	PIMCO, Formerly, Executive Director, J.P. Morgan
Avancini, Joerg	Vice President	PIMCO
Baker, Brian P.	Managing Director	PIMCO
Balls, Andrew Thomas	Executive Vice President	PIMCO
Bansal, Sharad	Vice President	PIMCO
Barnes, Donna E.	Vice President	PIMCO
Beard, Christopher	Vice President	PIMCO
Beaumont, Stephen B.	Executive Vice President	PIMCO
Beck, Lee Davison	Senior Vice President	PIMCO, Formerly, Senior Vice President, Allianz Global Investors Distributors
Benson, Sandra M.	Vice President	PIMCO
Benz II, William R.	Managing Director	PIMCO
Ben-Zvi, Kfir	Vice President	PIMCO
Berman, Scott	Senior Vice President	PIMCO. Formerly, Vice President, JPMorgan Chase Proprietary Positioning Business.
Berndt, Andreas	Senior Vice President	PIMCO
Bertolo, Matteo	Vice President	PIMCO
Bhansali, Vineer	Managing Director	PIMCO
Bierman, Dave H.	Vice President	PIMCO
Bishop, Gregory A.	Executive Vice President	PIMCO
Blair, David James	Senior Vice President	PIMCO
Blau, Volker	Executive Vice President	PIMCO
Blomenkamp, Felix	Senior Vice President	PIMCO
Blute, Ryan Patrick	Senior Vice President	PIMCO
Bodereau, Philippe	Executive Vice President	PIMCO
Boehm, Timo	Vice President	PIMCO
Bolton, Laurence Edwin	Vice President	PIMCO. Formerly, Senior Associate, Dechert LLP
Bosomworth, Andrew	Executive Vice President	PIMCO
Boyd, C. Robert	Vice President	PIMCO
Brandl, Michael	Vice President	PIMCO
Braun, David L.	Senior Vice President, PIMCO	PIMCO. Formerly, Executive Vice President and Chief Risk Officer, The Hartford-Hartford Investment Management Co.
Brenner, Matthew H.	Vice President	PIMCO
Bridwell, Jennifer S	Executive Vice President	PIMCO
Brittain, WH Bruce	Executive Vice President	PIMCO
Broadwater, Kevin M.	Senior Vice President	PIMCO
Brons, Jelle	Vice President, PIMCO.	PIMCO
Brown, Erik C.	Senior Vice President Assistant Treasurer Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust StocksPLUS Management Inc.
Brune, Christopher P.	Vice President	PIMCO
Bui, Giang H.	Senior Vice President	PIMCO
Burdian, Michael R.	Vice President	PIMCO
Burns, Michael A.	Senior Vice President	PIMCO and PIMCO Europe Limited
Burns, Robert	Vice President	PIMCO
Byer, Jeffrey A.	Vice President	PIMCO
Callin, Sabrina C.	Executive Vice President Vice President	PIMCO StocksPLUS Management, Inc.
Caltagirone, Christopher	Vice President	PIMCO
Cantrill, Elizabeth D.	Vice President	PIMCO
Carnachan, Robert Scott	Senior Vice President	PIMCO and PIMCO Asia PTE Limited
Cavalieri, John R.	Senior Vice President	PIMCO
Chen, Wing-Harn	Vice President	PIMCO
Cheng, Audrey	Vice President	PIMCO. Formerly, Associate, Morrison & Foerster, LLP
Chin, Tracy	Vice President	PIMCO and PIMCO Asia PTE Limited.
Chipp, William	Vice President	PIMCO
Chopra, Amit	Vice President	PIMCO
Clarida, Richard H	Executive Vice President	PIMCO
Clark, Raymond Matthew	Vice President	PIMCO
Clarke, James Robert	Vice President	PIMCO
Colasuonno, Richard T.	Vice President	PIMCO
Colter Jr., Eugene M.	Senior Vice President	PIMCO. Formerly, Editorial Director, Peppercorn.
Conseil, Cyrille R.	Executive Vice President	PIMCO
Cooke, Anthony H.	Vice President	PIMCO
Cornelius, Darryl P.	Vice President	PIMCO
Cortes Gonzalez, Ana	Vice President	PIMCO. Formerly, Portfolio Manager, Commerzbank AG.
Crescenzi, Anthony	Senior Vice President	PIMCO. Formerly, Chief Bond Market Strategist, Partner and Chairman, Miller Tabak Asset Management.
Cressy, Jonathan B.	Senior Vice President	PIMCO
Cumby III, William S.	Vice President	PIMCO. Formerly, Trader, CMBS Capital Markets Desk.
Cummings, John B.	Executive Vice President	PIMCO
Cupps, Wendy W.	Managing Director, PIMCO.	PIMCO
Dada, Suhail H.	Executive Vice President	PIMCO
Dahlhoff, Juergen	Vice President	PIMCO
Damodaran, Kumaran	Senior Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers.
Danielsen, Birgitte	Vice President	PIMCO
Darling, James	Senior Vice President	PIMCO. Formerly, Vice President, Desjardins Securities Inc.
Das, Aniruddha	Vice President	PIMCO
David, Evan A.	Vice President	PIMCO
Dawson, Craig A.	Managing Director	PIMCO
De Bellis, Mary	Vice President	PIMCO
De Leon, William	Executive Vice President	PIMCO
De Lorenzo, Nicola A.	Vice President	PIMCO
Devlin, Edward	Executive Vice President	PIMCO
Dialynas, Chris P.	Managing Director	PIMCO
Dilek, Burcin	Vice President	PIMCO
Dittrich, Hanno	Vice President	PIMCO. Formerly, Vice President, DWS Holdings & Service GmbH.
Fisher, Marcellus M.	Senior Vice President	PIMCO
Flattum, David C.	Managing Director, General Counsel Chief Legal Officer	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
Forsyth, Andrew C.	Vice President	PIMCO
Fournier, Joseph A.	Executive Vice President	PIMCO
Fowler, Ellen	Vice President	PIMCO
Foxall, Julian	Senior Vice President	PIMCO
Frisch, Ursula T.	Senior Vice President	PIMCO
Froehlich, Frank	Vice President.	PIMCO
Fuhrmann, Dorothee J.	Executive Vice President	PIMCO. Formerly, Managing Director, Lehman Brothers International.
Fulford III, Richard F.	Executive Vice President	PIMCO
Furusho, Hiroaki	Vice President	PIMCO
Galli, Leandro J.	Vice President	PIMCO
Gandolfi, Alessandro	Senior Vice President, PIMCO.	PIMCO. Formerly, Director, Sanpaolo IMI Group.
Garbuzov, Yuri P.	Senior Vice President	PIMCO
Garnett, Andrew	Vice President	PIMCO. Formerly, Director, UBS Global Asset Management (UK) Limited).
Getter, Christopher T.	Senior Vice President	PIMCO. Formerly, Emerging Market Debt Research Analyst, Fidelity Management & Research Co.
Gibson, Thomas C.	Vice President	PIMCO
Gingrich, Robert M.	Vice President, PIMCO.	PIMCO
Giurlani, Gian Luca	Senior Vice President	PIMCO. Formerly, Managing Director, Crosby Forsyth.
Gleason, G. Steven	Executive Vice President	PIMCO
Gomez, Michael A.	Executive Vice President	PIMCO
Gould, Linda J	Vice President	PIMCO
Grabar, Gregory S.	Senior Vice President	PIMCO
Grady, Myrrha H.	Vice President	PIMCO
Graham, Stuart T.	Senior Vice President	PIMCO. Formerly, Vice President & Managing Director, MFC Global Investment Management.
Graves, Zoya S.	Vice President	PIMCO
Greer, Robert J.	Executive Vice President	PIMCO
Griffiths, John	Senior Vice President	PIMCO. Formerly, Head of Pension Fund Development, Santander Global Banking & Markets.
Gross, Jared B.	Senior Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers.
Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member Director Senior Vice President	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust.
Gruben, Kristin L.	Vice President	PIMCO
Grzesik, Marco	Vice President	PIMCO
Gu, Haidi	Vice President, PIMCO.	PIMCO
Gupta, Sachin	Senior Vice President, PIMCO.	PIMCO
Gupta, Shailesh	Senior Vice President, PIMCO.	PIMCO
Haaf, Tim	Vice President, PIMCO.	PIMCO
Hagmeier, William Robert	Vice President	PIMCO. Formerly, Vice President, Advantus Capital Management.
Hally, Gordon C.	Executive Vice President	PIMCO
Hardaway, John P.	Executive Vice President Vice President Treasurer	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust.
Harris, Brent Richard	Managing Director and Executive Committee Member, PIMCO. Director and President Trustee, Chairman and President Director	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust. PIMCO Luxembourg S.A. and PIMCO Luxembourg II.
Harumi, Kazunori	Executive Vice President	PIMCO
Hastings, Arthur J.	Senior Vice President Vice President	PIMCO StocksPLUS Management Inc.
Hauschild, Matthew R.	Vice President	PIMCO
Hayes, Ray C.	Senior Vice President	PIMCO
Heimann, Ilan	Senior Vice President	PIMCO
Helsing, Jeffrey	Senior Vice President	PIMCO
Heravi, Kaveh C.	Vice President	PIMCO
Herlan, Hans Joerg	Vice President, PIMCO.	PIMCO
Hockswender, Thomas R.	Vice President	PIMCO. Formerly, Executive Director, JPMorgan.
Hodge, Douglas M.	Managing Director	PIMCO
Hofmann, Richard P.E.	Senior Vice President	PIMCO. Formerly, Analyst, Creditsights, Inc.
Holden, Brent L.	Managing Director	PIMCO
Holloway Jr., Dwight F.	Executive Vice President	PIMCO
Horne, Jonathan L.	Senior Vice President	PIMCO
Hsiang, Hwa-Ming	Vice President	PIMCO
Hu, Gang	Senior Vice President	PIMCO. Formerly, Director, Deutsche Bank.
Huerta, Maryam	Vice President	PIMCO
Hyman, Daniel Herbert	Senior Vice President	PIMCO. Formerly, Vice President, Credit Suisse.
Ing, Terrence	Vice President	PIMCO. Formerly, Senior Research Analyst, Wells Fargo Securities Investment Group.
Ivascyn, Daniel J.	Managing Director	PIMCO
Jacobs IV, Lew W.	Managing Director	PIMCO
Jacobs, Brian H.	Vice President	PIMCO
Jann, Juergen	Senior Vice President	PIMCO
Johnson, Eric D	Vice President	PIMCO
Johnson, Kelly	Vice President	PIMCO
Johnson, Nicholas, J.	Senior Vice President	PIMCO
Jones, Jeff	Vice President	PIMCO. Formerly, Head of Leadership Assessment & Development Group, HSBC Holding PLC
Jones, Steven L.	Vice President	PIMCO, StocksPLUS Management Inc.
Jordan, Daniel V.	Vice President	PIMCO
Kakuchi, Tadashi	Vice President	PIMCO
Karpov, Natalie	Vice President	PIMCO
Katz, Ulrich	Senior Vice President	PIMCO
Kavafyan, Constance	Vice President	PIMCO
Keck, Andreas	Senior Vice President	PIMCO
Kellerhals, Philipp	Vice President	PIMCO
Kelly, Benjamin Marcus	Senior Vice President	PIMCO
Kersman, Alec	Vice President	PIMCO
Kezelman, Jason M	Vice President	PIMCO
Kiesel, Mark R.	Executive Vice President	PIMCO
Kim, Aaron	Vice President	PIMCO. Formerly, Executive Director and Counsel, JPMorgan Chase Bank, N.A.
Kim, Lisa	Vice President	PIMCO
King Jr., John Stephen	Senior Vice President Vice President, Senior Counsel, and Secretary	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
King, Stephanie Lorraine	Executive Vice President	PIMCO
Kingston, Rafer A.	Vice President	PIMCO
Kirkbaumer, Steven P.	Senior Vice President	PIMCO
Kirkowski, John J.	Vice President	PIMCO
Kishimoto, Yayoi	Vice President	PIMCO
Klug, Harald	Vice President	PIMCO
Komatsu, Hugo	Vice President	PIMCO
Komatsu, Mitsuaki	Senior Vice President	PIMCO
Korinke, Kimberley Grace	Senior Vice President	PIMCO
Korinke, Ryan P.	Senior Vice President	PIMCO
Kressin, Thomas	Senior Vice President	PIMCO
Kuhner, Kevin D.	Senior Vice President	PIMCO
Kumar, Mukund	Vice President	PIMCO
Lachhammer, Stefan	Vice President	PIMCO
Lackey, Warren M.	Senior Vice President	PIMCO
Lang, Eddie	Vice President	PIMCO
Lange, Thomas	Vice President	PIMCO
Larsen, Henrik P.	Senior Vice President Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
LeBrun Jr., Richard R.	Senior Vice President Assistant Secretary	PIMCO StocksPLUS Management, Inc.
Lee, Alvin Lip Sin	Vice President	PIMCO
Lee, Robert Ru-Bor	Vice President	PIMCO
Lehavi, Yanay	Executive Vice President	PIMCO
Leong, Chon-Ian	Vice President	PIMCO
Leong, Foong C.	Vice President	PIMCO
Lettich, Bruno J.	Executive Vice President	PIMCO. Formerly, Managing Director, Merrill Lynch & Co.
Li, Ji	Senior Vice President	PIMCO. Formerly, Vice President, Goldman Sachs.
Li, Li	Vice President	PIMCO
Lian, Chia Liang	Senior Vice President	PIMCO
Lilly III, Frederick V.	Vice President	PIMCO. Formerly, Vice President, Portfolio Manager, The Bank of New York.
Linder, Astrid	Vice President	PIMCO
Linke, Gordon F.	Senior Vice President	PIMCO. Formerly, Strategic Account Manager, Barclays Global Investors.
Liwski, Michael V.	Vice President	PIMCO
Lofdahl, Christopher F.	Vice President	PIMCO
Loh, Cynthia E. Yue-Ling	Vice President	PIMCO
Loh, John J.	Senior Vice President	PIMCO
Long, Hui	Vice President	PIMCO. Formerly, Vice President, Countrywide Financial Corp.
Lopez, Joy L.	Vice President	PIMCO
Lopez, Rafael A.	Senior Vice President	PIMCO
Loriferne, Matthieu H. F.	Vice President	PIMCO
Louanges, Matthieu	Executive Vice President	PIMCO
Love, David B.	Vice President	PIMCO. Formerly, Director, Treesdale Partners, LLC.
Lowe, Erika Hayflick	Vice President	PIMCO
Lown, David C.	Managing Director	PIMCO
Ludwig, Steven	Senior Vice President	PIMCO
Mak, Richard	Senior Vice President	PIMCO
Mandy, Alain	Vice President	PIMCO. Formerly, Audit Senior Manager/Director, PricewaterhouseCoopers.
Manseau Guerdat, Chantal Marie-Helene	Vice President	PIMCO
Maoui, Idriss	Vice President	PIMCO. Formerly, Assistant Vice President, Barclays Capital.
Martel, Rene	Senior Vice President	PIMCO
Martin, Scott W.	Senior Vice President	PIMCO
Martini, Nadege	Vice President	PIMCO
Masanao, Tomoya	Executive Vice President	PIMCO
Mather, Scott A.	Managing Director	PIMCO
Mayershofer, Veronika	Vice President	PIMCO
Mazzocchi, Bettina E.	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
McCann, Patrick Murphy	Vice President	PIMCO
McCarthy, Sean M.	Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers Inc.
McCray, Mark V.	Managing Director	PIMCO
McCulley, Paul A.	Managing Director	PIMCO
McDevitt, Joseph V.	Managing Director Director and Chief Executive Officer	PIMCO PIMCO Europe Limited. Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.
Mead, Robert	Executive Vice President	PIMCO
Meggers, Julie Ann	Senior Vice President	PIMCO
Merz, Frederic	Vice President	PIMCO
Metsch, Mark E.	Vice President	PIMCO
Mewbourne, Curtis A.	Managing Director	PIMCO
Meyn, Cynthia L.	Senior Vice President	PIMCO. Formerly, Managing Director, Morgan Stanley.
Micali, Carlo	Vice President	PIMCO. Formerly, Financial Analyst, Perlinski & Co.
Mierau, Kristion T.	Vice President	PIMCO
Mieth, Roland	Vice President	PIMCO. Formerly, Emerging Markets Marketer/Structurer, JPMorgan.
Miller Jr., Kendall P.	Senior Vice President	PIMCO
Miller, John M.	Executive Vice President	PIMCO
Millimet, Scott A.	Executive Vice President	PIMCO
Milo, Davida J.	Senior Vice President	PIMCO
Minaki, Haruki	Executive Vice President	PIMCO
Mitchell, Gail	Senior Vice President	PIMCO
Mittal, Mohit	Vice President	PIMCO
Moeljanto, Lanny H.	Vice President	PIMCO
Mogelof, Eric J.	Executive Vice President	PIMCO
Molloy, Carol	Vice President	PIMCO
Monson, Kristen S.	Executive Vice President	PIMCO
Moore, James F.	Executive Vice President	PIMCO
Morena, Robert	Executive Vice President	PIMCO. Formerly, Managing Director, JPMorgan Asset Management.
Morrison, John E.	Vice President	PIMCO
Moyer, Stephen G.	Senior Vice President	PIMCO. Formerly, Director, Tennenbaum Capital Partners, LLC.
Muehlethaler, Jeffrey Charles	Vice President	PIMCO. Formerly, Vice President, Deutsche Bank.
Mukherji, Raja	Senior Vice President	PIMCO. Formerly, Senior Research Analyst, Chatham Asset Management.
Mulcahy, Matthew J.	Senior Vice President	PIMCO
Murano, Yuko	Vice President	PIMCO
Murata, Alfred T.	Executive Vice President	PIMCO
Murray, John W.	Senior Vice President	PIMCO. Formerly, Vice President, JER Partners.
Nabors, Robin	Vice President	PIMCO
Nambimadom, Ramakrishnan S.	Senior Vice President	PIMCO
Nest, Matthew J.	Senior Vice President	PIMCO
Ng, Albert K.	Vice President	PIMCO
Nguyen, Tommy D.	Vice President	PIMCO
Nicholls, Steven B.	Senior Vice President	PIMCO
Nieves, Roger O.	Senior Vice President	PIMCO
Nojima, Sachiko	Vice President	PIMCO
Norris, John F.	Vice President	PIMCO
Nunziata, Cristina	Vice President	PIMCO
O’Connell, Gillian	Senior Vice President	PIMCO
Okamura, Shigeki	Senior Vice President	PIMCO
Okuma, Sachiko	Vice President	PIMCO
Okun, Eric A.	Executive Vice President	PIMCO
Olazabal, Joshua A.	Vice President	PIMCO
Oliva, Jennifer L.	Vice President	PIMCO
Ollenburger, Loren P.	Vice President	PIMCO
Ong, Arthur Y.D.	Executive Vice President, PIMCO Secretary	PIMCO StocksPLUS Management, Inc.
Ongaro, Douglas J.	Executive Vice President	PIMCO
Osborne, Simon Timothy	Senior Vice President	PIMCO
Osses, Guillermo Ariel	Executive Vice President	PIMCO. Formerly, Director, Barclays Capital.
Otterbein, Marie S.	Vice President	PIMCO
Otterbein, Thomas J.	Managing Director	PIMCO
Ozeki, Koyo	Executive Vice President	PIMCO. Formerly, Senior Advisor, Nomura Securities.
Padmanabhan, Lalantika	Vice President	PIMCO
Pagani, Lorenzo P.	Senior Vice President	PIMCO
Parikh, Bijal Y.	Vice President	PIMCO
Parikh, Saumil H.	Executive Vice President	PIMCO
Park, Jung	Executive Vice President	PIMCO. Formerly, Senior Managing Director, Bear Stearns Asia Limited.
Pascutti, Michael J.	Executive Vice President	PIMCO. Formerly Founding Partner, Sandelman Partners.
Paulson, Bradley W.	Executive Vice President	PIMCO
Pejavar, Sheila M.	Vice President	PIMCO
Perez, Iohan	Vice President	PIMCO
Perez, Keith	Senior Vice President	PIMCO
Philipp, Elizabeth M.	Executive Vice President	PIMCO
Phillipson, Daniel	Senior Vice President	PIMCO
Pimentel, Rudolph	Senior Vice President	PIMCO
Pittman, David J.	Senior Vice President	PIMCO
Pont, Nicholas J.	Vice President	PIMCO
Porterfield, Mark J.	Executive Vice President	PIMCO
Posch, Brigitte	Executive Vice President	PIMCO. Formerly, Managing Director, Deutsche Bank.
Pothalingam, Ketishwaran S.	Senior Vice President	PIMCO. Formerly, Credit Fund Manager, Threadneedle Asset Management.
Potthof, Axel	Senior Vice President	PIMCO
Powers, William C.	Managing Director	PIMCO
Price, Rosamond J.	Vice President	PIMCO
Pricer, Jesse L.	Vice President	PIMCO
Putnicki, Matthew S.	Vice President	PIMCO
Putyatin, Vladyslav	Senior Vice President	PIMCO. Formerly, Director, Deutsche Bank AG.
Qiao, Yi	Vice President	PIMCO
Qiu, Ying	Vice President	PIMCO. Formerly, Portfolio Manager, ING Investment Management.
Qu, Wendong	Senior Vice President	PIMCO
Rahari, Pierre-Yves	Vice President	PIMCO. Formerly, Senior Associate, Morgan Stanley Investment Management (Luxembourg).
Rahman, Lupin	Vice President	PIMCO. Formerly, Policy Review Division, Policy Development and Review.
Ratner, Joshua D.	Vice President Assistant Secretary	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
Ravano, Emanuele	Managing Director	PIMCO
Reimer, Danelle J.	Vice President	PIMCO
Reimer, Ronald M.	Senior Vice President	PIMCO
Reisz, Paul W.	Senior Vice President	PIMCO
Repoulis, Yiannis	Senior Vice President	PIMCO
Rice, Thomas Edmund	Senior Vice President	PIMCO
Riendeau, Kevin	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
Rodosky, Stephen A.	Executive Vice President	PIMCO
Rogers, William A.	Vice President	PIMCO
Rollins, Melody	Senior Vice President	PIMCO
Romano, Mark A.	Senior Vice President	PIMCO
Rowe, Cathy T.	Vice President	PIMCO
Rudolph, Lynn	Vice President	PIMCO. Formerly, Head of Human Resources, ING.
Ruebesam, Roland	Vice President	PIMCO
Ruthen, Seth R.	Executive Vice President	PIMCO
Sakane, Yoshiyuki	Vice President	PIMCO
Salastekar, Deepa A.	Vice President	PIMCO. Formerly, Managing Director, Bear, Stearns & Co., Inc.
Sargent, Jeffrey M.	Executive Vice President Senior Vice President	PIMCO PIMCO Variable Insurance Trust and ETF Trust.
Schaus, Stacy Leigh	Senior Vice President	PIMCO. Formerly, Principal, Hewitt Associates.
Schneider, Jerome M.	Executive Vice President	PIMCO. Formerly, Senior Managing Director, Bear, Stearns & Co., Inc.
Schneider, Patrick	Vice President	PIMCO
Schuetz, Patricia Ann	Vice President	PIMCO. Formerly, Director, Credit Suisse Asset Management.
Schulist, Stephen O.	Senior Vice President	PIMCO
Schultes, Adrian O.	Vice President	PIMCO. Formerly, Regional Director, Ibbotson Associates.
Schwab, Gerlinde	Vice President	PIMCO
Schwab, Stephen D.	Vice President	PIMCO. Formerly, Vice President, Fidelity Investment.
Schwetz, Myckola	Senior Vice President	PIMCO
Scibisz, Iwona E.	Vice President	PIMCO
Scorah, Ian	Vice President	PIMCO. Formerly, Senior Investment Lawyer, Morley Fund Management Limited.
Seidner, Marc P.	Vice President	PIMCO. Formerly, Managing Director, Domestic Fixed Income Portfolio Manager, Harvard Management Company.
Sejima, Toru	Senior Vice President	PIMCO
Seksaria, Rahul M.	Vice President	PIMCO
Senne, Verena	Senior Vice President	PIMCO
Serafino Jr., George P.	Vice President	PIMCO
Sesay, Therenah	Vice President	PIMCO
Shah, Sapna K.	Vice President	PIMCO
Shaw, Matthew D.	Senior Vice President	PIMCO
Sheehy, Erica H.	Vice President	PIMCO
Shepherd, Julie M.	Vice President	PIMCO
Shiroyama, Taro	Vice President	PIMCO
Short, Jonathan D.	Executive Vice President	PIMCO
Simon, W Scott	Managing Director	PIMCO
Singal, Alka	Vice President	PIMCO
Skobtsov, Ivan	Senior Vice President	PIMCO
Smith, Kenton Todd	Senior Vice President	PIMCO. Formerly, Vice President, First Horizon.
Somersan-Coqui, Aylin	Vice President	PIMCO
Sonner, Michael	Senior Vice President	PIMCO
Soto, Alyssa Michele	Vice President	PIMCO
Spajic, Luke	Executive Vice President	PIMCO. Formerly, Proprietary Trader, Goldman Sachs.
Spalding, Scott M.	Senior Vice President	PIMCO
Spandri, Tobias	Vice President	PIMCO
Spicijaric, Jennifer N.	Vice President	PIMCO
Springer, Jeffrey	Senior Vice President	PIMCO
Stack, Candice E.	Senior Vice President	PIMCO
Stancil, Thomas A.	Vice President	PIMCO. Formerly Partner, Ashland Partners & Co., LLP
Staub, Christian M.	Senior Vice President	PIMCO
Stauffer, Christina	Vice President	PIMCO
Steele, Scott Patrick	Senior Vice President	PIMCO. Formerly, Chief Investment Officer, BMO Mutual Funds
Steiner, Jason R.	Vice President	PIMCO. Formerly Consultant, Centerline Capital Group.
Stracke, Thibault C.	Executive Vice President	PIMCO. Formerly, Senior Credit Strategist, CreditSights.
Strauch, Joel Edward	Senior Vice President	PIMCO
Stravato, Richard	Vice President	PIMCO
Streiff, Thomas F.	Executive Vice President	PIMCO. Formerly, Managing Director, UBS Investment Bank.
Strelow, Peter G	Executive Vice President	PIMCO
Struc, Alexandru	Vice President	PIMCO
Sun, Hao	Vice President	PIMCO
Suo, Yuanyuan	Vice President	PIMCO
Suskind, Donald W.	Vice President	PIMCO, StocksPLUS Management Inc.
Taborsky, Mark A.	Executive Vice President	PIMCO. Formerly, Managing Director of External Management, Harvard Management Company.
Takano, Makoto	Managing Director	PIMCO
Takeuchi, Ichiro	Vice President	PIMCO
Takizuka, Hikaru	Vice President	PIMCO
Tam Joe	Vice President	PIMCO
Tamura, Maiko	Vice President	PIMCO. Formerly, Manager, AIG Japan Capital Investment Co., Ltd.
Tarman, Daniel	Executive Vice President	PIMCO
Telish, Christine M.	Vice President	PIMCO
Terry, Michael A.	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
Tersin, Dominique	Vice President	PIMCO
Theodore, Kyle J.	Senior Vice President	PIMCO
Thompson, Michael Frazier	Senior Vice President	PIMCO
Thurston, Powell C.	Senior Vice President	PIMCO
To, Steven P.	Vice President	PIMCO
Toloui-Tehrani, Ramin	Executive Vice President	PIMCO
Tomlinson, Brian	Vice President	PIMCO
Tournier, Eve	Executive Vice President	PIMCO. Formerly, Managing Director, Deutsche Bank AG.
Traber, Eva-Maria	Vice President	PIMCO
Tran, Loc K.	Vice President	PIMCO
Tredwell, Alonzo S.	Vice President	PIMCO
Trevithick, Natalie	Senior Vice President	PIMCO
Trovato, Michael J.	Vice President	PIMCO
Tsubota, Shiro	Senior Vice President	PIMCO
Tyson, Richard E.	Executive Vice President	PIMCO
Tzemach, Y. Gayle	Vice President	PIMCO
Upadhyay, Nishant	Vice President	PIMCO
Vallarta-Jordal,Maria-Theresa F.	Senior Vice President	PIMCO
Vames, Steven	Vice President	PIMCO
van Akkeren, Marco	Senior Vice President	PIMCO. Formerly, Vice President, Goldman Sachs & Co.
van Bezooijen, Jeroen	Senior Vice President	PIMCO. Formerly, Executive Director, Goldman Sachs.
van De Zilver, Peter A.	Vice President	PIMCO
van Heel, Marc	Executive Vice President	PIMCO
van Zoelen, Henk Jan	Senior Vice President	PIMCO
Veit, Konstantin	Vice President	PIMCO
Velasco, Christine Ann	Vice President	PIMCO
Velicer, Erik A.	Vice President	PIMCO
Viana, David	Senior Vice President	PIMCO
von der Linden, Greg	Vice President	PIMCO
Walenbergh, Mark	Vice President	PIMCO
Walker, Trent W.	Senior Vice President Assistant Treasurer Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust StocksPLUS Management Inc.
Walsh, Lauren R.	Vice President	PIMCO
Walther, Kasten	Vice President	PIMCO
Ward, Jim	Executive Vice President	PIMCO
Warner IV, Hansford B.	Vice President	PIMCO
Watchorn, Michael	Senior Vice President	PIMCO
Watford, Charles	Vice President	PIMCO
Weil, Richard M.	Managing Director	PIMCO
Weinberger, Michele Deborah	Vice President	PIMCO. Formerly, Vice President, Goldman Sachs Asset Mgmt.
Wendler IV, Paul F.	Vice President	PIMCO
Werber, Keith A.	Vice President	PIMCO. Formerly, Vice President, Countrywide Securities Corporation.
White, Timothy C.	Senior Vice President	PIMCO
Whitewolf, Lance E.	Vice President	PIMCO
Whitton, Bransby M.	Senior Vice President	PIMCO
Wild, Christian	Senior Vice President	PIMCO
Wildermuth, Paul T.	Vice President	PIMCO
Williams III, Charles A	Vice President	PIMCO
Williams, Jason A.	Vice President	PIMCO
Wilner, Mitchell W.	Senior Vice President	PIMCO
Wilson, John F.	Executive Vice President	PIMCO
Wilson, Susan L.	Executive Vice President	PIMCO
Winters, Kevin M.	Vice President	PIMCO
Witt, Frank	Executive Vice President	PIMCO
Wittkop, Andrew T.	Vice President	PIMCO
Wolf, Greggory S.	Vice President	PIMCO
Wong, Tammy Nguyen	Vice President	PIMCO
Wood, George H.	Executive Vice President	PIMCO
Worah, Mihir P.	Executive Vice President	PIMCO
Xu, Jianghua	Vice President	PIMCO
Yamamoto, Shinichi	Senior Vice President	PIMCO
Yang, Jing	Vice President	PIMCO
Yasnov, Vadim I.	Vice President	PIMCO
Yildiz, Sadettin	Vice President	PIMCO
Yip, Jonathan	Vice President	PIMCO
Yoon, Kenneth G.	Vice President	PIMCO
Young, Robert O.	Executive Vice President	PIMCO. Formerly Managing Director, Global Capital Markets.
Yu, Anna W.	Vice President	PIMCO
Yu, Cheng-Yuan	Executive Vice President	PIMCO
Zerner, Mary	Vice President	PIMCO. Formerly Senior Vice President, Lazard Asset Management Limited – London.
Zhu, Changhong	Managing Director	PIMCO

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC, Registrant’s Principal Underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

American Beacon Funds		Henderson Global Funds
American Beacon Mileage Funds		Nomura Partners Funds, Inc.
American Beacon Select Funds		PMC Funds, Series of the Trust for Professional Managers
Bridgeway Funds, Inc.		Revenue Shares ETF Trust
Central Park Group Multi-Event Fund		Sound Shore Fund, Inc.
Century Capital Management Trust		Wintergreen Fund, Inc.
Direxion Shares ETF Trust		The CNL Funds
Forum Funds		Javelin Exchange-Traded Trust
AdvisorShares Trust		Liberty Street Horizon Fund, Series of Investment Managers Series Trust
BHR Institutional Funds

(b)	The following are officers of Foreside Fund Services, LLC, the Registrant’s Principal Underwriter. Their business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Position with Registrant
Mark S. Redman	President	None
Nanette K. Chern	Chief Compliance Officer, Vice President	None
Richard J. Berthy	Vice President & Treasurer	Principal Executive Officer only for Brown Advisory Funds, series of the Forum Funds
Mark A. Fairbanks	Deputy Chief Compliance Officer, Vice President	None
Jennifer E. Hoopes	Secretary	None
James E. Pike	Financial and Operations Principal	None
(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, 43219 and at the offices of Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, as listed under “Custodian” in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant’s adviser or subadviser, as listed in Item 31 hereof.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on February 19, 2010.
Forum Funds

/s/ Stacey E. Hong
Stacey E. Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on February 19, 2010.
(a) Principal Executive Officer

/s/ Stacey E. Hong
Stacey E. Hong
Principal Executive Officer
(b) Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c) A (c) A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*

/s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT LIST

EXHIBIT

(d)(7)	Amended and Restated Investment Advisory Agreement between Registrant and Auxier Asset Management LLC is filed herewith.
(e)(2)(A)	Amended Appendix to Distribution Agreement between Registrant and Foreside Fund Services, LLC is filed herewith.
(h)(8)	Expense Limitation Agreement between Registrant and Auxier Asset Management LLC is filed herewith.
(m)(1)	Rule 12b-1Distribution Plan adopted by Registrant is filed herewith.
(n)(1)	Rule 18f-3 Multi-class Plan adopted by Registrant is filed herewith.
(p)(35)	Code of Ethics adopted by Waterville Capital, LLC is filed herewith.